Securities Act File No. 333-232951

As filed with the Securities and Exchange Commission on August 8, 2019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No. 1

☒

Post-Effective Amendment No.

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MONTEAGLE FUNDS

(Exact Name of Registrant as Specified in Charter)

2506 Winford Avenue, Nashville, TN  37211

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	C. Richard Ropka, Esq. Law Office of C. Richard Ropka, LLC 215 Fries Mill Road Turnersville, NJ 08012

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Institutional Class, shares of beneficial interest, no par value, of Monteagle Select Value Fund.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

COMBINED PROXY STATEMENT AND PROSPECTUS

August 8, 2019

FOR THE REORGANIZATION OF

MONTEAGLE VALUE FUND,

INTO

MONTEAGLE SELECT VALUE FUND

each a series of the

MONTEAGLE FUNDS

2506 Winford Avenue

Nashville, TN 37211

(Toll free) (888) 263-5593

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MONTEAGLE VALUE FUND

(a series of Monteagle Funds)

2506 Winford Avenue

Nashville, TN 37211

Important Proxy Materials

PLEASE CAST YOUR VOTE TODAY

August 16, 2019

Dear Shareholder:

Enclosed is a notice of a Special Meeting of Shareholders (“Meeting”) of the Monteagle Value Fund (the “Target Fund”), a series of the Monteagle Funds (the “Trust”). The Meeting is scheduled to be held on August 27, 2019 at 1:30 p.m. Eastern Time, at the offices of Mutual Shareholder Services, LLC, the Trust’s transfer agent, located at 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147. The purpose of the Meeting is to consider and approve the reorganization (the “Reorganization”) of the Target Fund into the Monteagle Select Value Fund (the “Destination Fund” and together with the Target Fund, individually a “Fund” and collectively the “Funds”), a separate series of the Trust.

Nashville Capital Corporation, the investment advisor of the Funds (the “Advisor”), has made a recommendation to the Trust’s Board of Trustees (the “Board”) to approve the Reorganization, which would be effected pursuant to an Agreement and Plan of Reorganization and Termination (the “Plan”). Under the Plan, all the assets of the Target Fund will be transferred to the Destination Fund in exchange for shares of the Destination Fund, which shares will then be distributed pro rata to the Target Fund’s shareholders. Following the Reorganization, the Target Fund will cease operations as a separate series of the Trust. Shareholders of the Target Fund will not be assessed any redemption fees or any other shareholder fee in connection with the Reorganization. Following careful analysis and consideration, the Board has approved the Reorganization after concluding that the implementation of the Reorganization is in the best interests of each Fund and its shareholders.

The attached Combined Proxy Statement and Prospectus contains information about the Destination Fund and provides details about the Meeting and the terms and conditions of the Reorganization. You should review the Combined Proxy Statement and Prospectus carefully and retain it for future reference.

The Board anticipates that the Reorganization will result in benefits to the shareholders of the Target Fund as discussed more fully in the Combined Proxy Statement and Prospectus. In approving the Reorganization, the Board considered, among other things, the similarity of each Fund’s investment objective, the differences in the investment strategies between the Funds, the operating efficiencies and economies of scale that may be achieved by combining the Target Fund’s assets with the Destination Fund’s asset in the Reorganization, and the terms and

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conditions of the Plan. The Board also considered that it is not anticipated that the Reorganization will have any adverse federal tax consequences to the Target Fund or its shareholders.

The Board has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Combined Proxy Statement and Prospectus and cast your vote. It is important that your vote be received no later than August 27, 2019.

You may cast your vote by signing, dating and mailing the enclosed voting instruction form or proxy card in the postage prepaid return envelope provided.

We appreciate your participation and prompt response in this matter. If you should have any questions regarding the proposal, please contact the Funds toll-free at (888) 263-5593. Thank you for your continued support.

Sincerely,

/s/ Paul B. Ordonio

Paul B. Ordonio

President

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MONTEAGLE VALUE FUND

(a series of Monteagle Funds)

2506 Winford Avenue

Nashville, TN 37211

NOTICE OF MEETING OF SHAREHOLDERS

TO BE HELD ON AUGUST 27, 2019

To Shareholders of the Monteagle Value Fund:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Meeting”) of the Monteagle Value Fund (the “Target Fund”), a series of the Monteagle Funds, an open-end investment management company established under Delaware law as a statutory trust (the “Trust”), will be held at 1:30 p.m. Eastern Time on August 27, 2019 at 1:30 p.m. Eastern Time, at the offices of Mutual Shareholder Services, LLC, the Trust’s transfer agent, located at 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147, to consider and vote on the following proposal, and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

Proposal:

To approve an Agreement and Plan of Reorganization and Termination (the “Plan”) between the Target Fund and Monteagle Select Value Fund (the “Destination Fund”), a separate series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Destination Fund in exchange for shares of the Destination Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

The proposed Reorganization is described in the attached Combined Proxy Statement and Prospectus. The form of Agreement and Plan of Reorganization and Termination is attached as Exhibit A hereto.

Shareholders of record as of the close of business on August 1, 2019 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

The Board of Trustees of the Trust, including all the independent Trustees, has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

By Order of the Board of Trustees,

/s/ Brandon Pokersnik

Brandon Pokersnik

Secretary, Monteagle Funds

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Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on August 27, 2019 or any adjournment or postponement thereof. We encourage you to access and review all the information contained in the proxy materials before voting.

YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER YOU PLAN TO BE PRESENT AT THE MEETING. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

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QUESTIONS AND ANSWERS

For your convenience, we have provided a brief overview of the Reorganization. Additional information is contained elsewhere in this Information Statement/Prospectus and the Agreement and Plan of Reorganization and Termination relating to the Reorganization, which is attached to this Information Statement/Prospectus as Exhibit A. Shareholders should read this entire Information Statement/Prospectus, including Exhibit A, and the Destination Funds’ prospectus carefully for more complete information.

Question #1.

What is this document and why did we send it to you?

This is an Information Statement that provides you with information about a plan of reorganization between the Target Fund and the Destination Fund. Both the Target Fund and the Destination Fund are series of the Monteagle Funds (the "Trust"). The Target Fund and the Destination Fund are sometimes each referred to separately as a "Fund", and together as the "Funds." The Funds pursue similar investment objectives and have similar investment strategies. When the Reorganization is completed, your shares of the Target Fund will be exchanged for shares of the Destination Fund, and the Target Fund will be terminated as a series of the Trust. Both the Target Fund and the Destination fund have only one class of shares each known as “Institutional Class” shares.  Accordingly, the Institutional Class shares of the Target Fund will receive the Institutional Class shares of the Destination Fund. Please refer to the Information Statement for a detailed explanation of the Reorganization, and a more complete description of the Destination Fund.

If the Reorganization is approved and completed, an account at the Destination Fund will be set up in your name, you will become a shareholder of the Destination Fund, and the Target Fund will cease operations as a separate series of the Trust.

Shareholder approval is needed to proceed with the Reorganization of the Target Fund, and a special meeting of shareholders of the Target Fund (the “Meeting”) is scheduled to held on August 27, 2019 to consider whether to approve the Reorganization.

You are receiving the enclosed Combined Proxy Statement and Prospectus because you owned shares of the Target Fund as of August 1, 2019.

Question #2.

What are shareholders being asked to vote on at the upcoming Meeting scheduled for August 27, 2019?

The Board of Trustees of the Trust (the “Board”) has called the Meeting at which you will be asked to vote on the Reorganization.

Question #3.

How does the Board suggest that I vote?

After careful consideration, the Board, including all of the Trustees who are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”))(the “Independent Trustees”) has unanimously determined that the Reorganization is in the best interest of the Target Fund’s and Destination Fund’s shareholders and that the interests of neither Fund’s existing shareholders will be diluted as a result of the Reorganization; and therefore, the Board recommends that you cast your vote “For” the proposed Reorganization.

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Please refer to the enclosed Combined Proxy Statement and Prospectus for information regarding the Board considerations in approving the Reorganization.

Question #4.

How Will the Reorganization Work?

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The Target Fund will transfer all its property and assets to the Destination Fund. In exchange, the Destination Fund will assume all the liabilities of the Target Fund and issue shares, as described below.

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The Destination Fund will issue a number of its Institutional Class shares to the Target Fund on the closing date of the Reorganization (the “Closing Date”) having an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s Institutional Class shares.

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Shares of the Destination Fund will then be distributed on the Closing Date to the Target Fund’s shareholders in complete liquidation of the Target Fund. Therefore, on the Closing Date, upon completion of the Reorganization, each Target Fund shareholder will hold shares of the Destination Fund with the same aggregate net asset value as its holdings of the Target Fund immediately prior to the Reorganization. The net asset value of shares of the Target Fund will be determined using the Target Fund’s valuation policies and procedures and the net asset value of shares of the Destination Fund will be determined using the Destination Fund’s valuation policies and procedures. The fund assets of the Target Fund and the Destination Fund are valued using the same valuation policies and procedures.

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The Target Fund will be terminated after the Closing Date.

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No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. Following the Reorganization, shareholders of the Target Fund will be subject to the fees and expenses of the Destination Fund.

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Following the Reorganization, (i) Nashville Capital Corporation (“NCC”), the investment advisor of the Target Fund, will continue to act as investment adviser to the Destination Fund; and (ii) Parkway Advisors, LP (“Parkway”), which is not the sub-advisor to the Target Fund, will continue to act as the sub-adviser to the Destination Fund.

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The exchange of Target Fund shares for Destination Fund shares in the Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder. The Reorganization generally will not result in the recognition of gain or loss for federal income tax purposes by the Target Fund or Destination Fund.

Question #5.

How do the Target Fund and the Destination Fund compare?

There are similarities between the Funds, as well as certain differences, including:

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Investment Advisor, Investment Sub-Advisers and Portfolio Managers. Each Fund’s investment Advisor has been and will continue to be NCC.  Robinson Investment Group, Inc. (“RIG”) serves as the investment sub-adviser to the Target Fund. Russell L. Robinson is responsible for the day-to-day management of the Target Fund. Parkway Advisors, LP (“Parkway”) serves as the sub-adviser to the Destination Fund. Theron R. Holladay and Chad B. Hoes are jointly and primarily responsible for the day-to-day management of the Destination Fund. The analytical tools, techniques and investment selection process used by Parkway in sub-advising the Destination Fund are different from those used by RIG in sub-advising the Target Fund.

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Investment Objective. The investment objectives of the Funds are substantially similar. The Target Fund’s investment objective is long-term growth of capital. The Destination Fund’s investment objective is long-term capital appreciation.

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Investment Strategy. Both Funds are equity funds that follow a growth-oriented investment philosophy with similar principal investment strategies. While there are some differences in the Funds’ strategies, both Funds primarily invest in U.S. growth companies.

Target Fund - The Target Fund invests primarily in common stocks of small, medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that are believed to be undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index®.  A stock will be sold when it is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

Destination Fund - The Destination Fund uses a “value investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Destination Fund’s Sub-adviser believes are underpriced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Destination Fund’s Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Destination Fund’s Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. Unlike the Target Fund, the Destination Fund invests only in large capitalization companies included in the S&P 500® Index.

The Destination Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Once investments are identified for purchase, unlike the Target Fund, the Parkway will screen these investments using the eVALUEator® screening software to exclude from the Destination Fund’s investments companies that produce, promote, advertise, sponsor, or offer services related to, abortion (or abortion products), pornography, human rights, gambling, and those entertainment companies that produce or support anti-family content in film, games, print, or television.  The Target Fund has no such stated policy.

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Principal Risks. The Funds are subject to a number of common principal risks, including investment selection risk and value style risk. An investment in the Target Fund is also subject to company risk, volatility risk, portfolio turnover risk, small and mid-capitalization risk, sector risk, basic materials risk and industrial sector risk. An investment in the Destination Fund is also subject to market risk, large company risk and strategy risk.

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Performance. The Target Fund has generated better performance than the Destination Fund for the 3-year period and the Destination Fund has generated better performance than the Target Fund for the 1-, 5- and 10-year periods ended February 28, 2019.

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Historical Portfolio Turnover. The portfolio turnover rate for the Target Fund was 6% for the fiscal year ended August 31, 2018, 30% for the fiscal year ended August 31, 2017 and 40% for the fiscal year ended August 31, 2016. The portfolio turnover rate for the Destination Fund was 173% for the fiscal year ended August 31, 2018, 127% for the fiscal year ended August 31, 2017 and 25% for the fiscal year ended August

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31, 2016. The alignment of portfolio securities in connection with the Reorganization may increase portfolio turnover for both the Target Fund and the Destination Fund, which may generate additional costs associated with portfolio turnover. While the Reorganization will be structured as a tax-free reorganization, the repositioning of the combined portfolio may result in capital gains due to the realignment of the combined portfolio in keeping with the Destination Fund’s investment strategy and policies.

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Management Fee. The management fee schedule, which includes breakpoints, for the Destination Fund is identical to the Target Fund’s management fee schedule.

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Total Operating Expenses. Following the Reorganization, the net expense ratio of the combined Destination Fund with the Target Fund is expected to be lower than the net expense ratio of each of the Target Fund and Destination Fund.

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Fundamental Restrictions.  Both the Target Fund and the Destination Fund share the same Fundamental Investment Restrictions.

Question #6.

Why did the Trustees Approve the Reorganization?

The Board of Trustees began discussions regarding the Reorganization of the Target Fund into the Destination Fund at its May 14, 2019 meeting.  Thereafter at their July 30, 2019, the Board, including all of the Trustees who are not “interested” persons (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds, NCC or Arbor Court Capital, LLC (“ACC”), the Funds’ distributor (the “Independent Trustees”), after careful consideration, determined that the Reorganization is in the best interests of the Target Fund and will not dilute the interests of the existing shareholders of the Target Fund. The Board also serves as the Board of the Destination Fund. The Board, including all the Independent Trustees, approved the Reorganization with respect to the Destination Fund. The Board determined that the Reorganization is in the best interests of the Destination Fund and that the interests of the Destination Fund’s shareholders will not be diluted as a result of the Reorganization.

In approving the Reorganization, the Board considered, among other things, (i) the similarities between the Funds’ investment objectives and strategies, (ii) the larger combined asset base resulting from the Reorganization will offer greater operating efficiencies (e.g., certain fixed costs, such as audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Combined Destination Fund); and economies of scale and eliminate redundancies in the Monteagle Funds product line, (iii) the management fee of the Destination Fund following the Reorganization will be identical to the current management fee of the Target Fund, (iv) the net expense ratio of the Destination Fund following the Reorganization is expected to be lower than the current net expense ratio of either Fund prior to the Reorganization, (v) the Target Fund’s controlling shareholder has indicated to the Advisor its intent to systematically begin the process of liquidating its position in the Target Fund over the next twenty-four (24) month period, this will reduce the assets of the Fund and increase costs to the shareholders of the Target Fund; and (vi) the anticipated tax-free nature of the Reorganization. See “Reasons for the Proposed Reorganization” for additional information regarding the Board’s considerations.

Question #7.

How will the Reorganization affect me as a shareholder?

Upon the closing of the Reorganization, Target Fund shareholders will become shareholders of the Destination Fund. With the Reorganization, all the assets and the liabilities of the Target Fund will be combined with those of the Destination Fund. You will receive shares of the Destination Fund equal to the value of the shares you own of the Target Fund.  An account will be created for each shareholder that will be credited with shares of the Destination

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Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Target Fund shares at the time of the Reorganization.

The number of shares a shareholder receives (and thus the number of shares allocated to a shareholder) will depend on the relative net asset values per share of each class of shares of the two Funds immediately prior to the Reorganization. Thus, although the aggregate net asset value in a shareholder's account will be the same, a shareholder may receive a greater or lesser number of shares than it currently holds in the Target Fund. No physical share certificates will be issued to shareholders. As a result of the Reorganization, a Target Fund shareholder as well as a Destination Fund shareholder will hold a smaller percentage of ownership in the Combined Destination Fund than such shareholder held in the Target Fund prior to the Reorganization.

Question #8.

Who Bears the Expenses Associated with the Reorganization?

The costs of the Reorganization will be borne by the investment advisor to the Funds.

Question #9.

When will the Reorganization occur?

The Reorganization is expected to take effect on or about August 29, 2019 (Closing Date), or as soon as possible thereafter.

Question #10.

What will happen if the Reorganization is not approved?

If the shareholders of the Target Fund do not approve the Reorganization, then the Board may take any further action it deems to be in the best interests of the Target Fund and its shareholders, which may include the liquidation of the Target Fund.

Question #11.

Why do I need to vote?

Your vote is important and is needed to ensure that the Reorganization proposal can be acted upon. Even if you own relatively few shares of the Target Fund, your vote makes a difference. If too few shareholders vote, the Target Fund may not receive enough votes to go forward with the Meeting. Your immediate response will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate and vote as soon as possible to avoid any delay in the proposed Reorganization. If necessary, we may ask Target Fund shareholders to vote on a proposal to adjourn the Meeting to solicit additional proxies if there are insufficient votes at the time of the Meeting to approve the Reorganization.

Question #12.

How do the Trustees recommend that I vote?

After careful consideration, the Board unanimously approved the Reorganization and recommends that you vote “FOR” it.

Question #13.

How do I vote?

You can vote in one of the following two (2)  ways:

1.

Complete, sign, date and promptly return the enclosed proxy card in the enclosed postage prepaid envelope; or

2.

Attend the Meeting and vote in person.

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Whether or not you plan to attend the Meeting, your prompt voting by proxy will help ensure a quorum at the Meeting. Voting by proxy will not prevent you from voting your shares in person at the Meeting. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Target Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person.

Question #14.

Can I redeem my shares of the Target Fund before the Reorganization takes place?

Yes. You may redeem your shares, at any time before the Reorganization takes place, as set forth in the Target Fund's prospectus.  If you choose to do so, your request will be treated as a normal exchange or redemption of shares. Shares that are held as of the August 29, 2019 Closing Date will be exchanged for shares of the Destination Fund.

Question #15.

Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

No. Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization, and thus Target Fund shareholders will not pay any such fee indirectly.

Question #16.

What are the Federal Income Tax Consequences of the Reorganization?

As a condition to the closing of the Reorganization, the Target Fund and the Destination Fund must receive an opinion of the Law Office of C. Richard Ropka, LLC to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor the Destination Fund nor, in general, the Target Fund will recognize gain or loss as a direct result of the Reorganization of the Target Fund, and that the aggregate tax basis of the Destination Fund shares that you receive in the Reorganization will equal the aggregate tax basis of the Target Fund shares that you surrender in the Reorganization. However, in order to maintain its qualification for tax treatment as a regulated investment company and avoid fund-level taxes, the Target Fund will declare and pay a distribution to its shareholders shortly before the Reorganization that, together with all previous dividends for the taxable year, is intended to have the effect of distributing all of its net capital gain (taking into account available capital loss carryforwards), if any, all of its investment company taxable income (computed without regard to the dividends-paid deduction), if any, and all of its net tax-exempt income, if any, for the taxable year ending on the Closing Date. If you hold shares in the Target Fund when it makes such a distribution, the distribution may affect the amount, timing and character of taxable income that you realize in respect of your Target Fund shares. The Destination Fund may make a comparable distribution to its shareholders shortly before the Reorganization. In addition, following the Reorganization, the Destination Fund will declare and pay to its shareholders, for the taxable year in which the Reorganization occurs, a distribution of any remaining income and gains from such taxable year. All such distributions generally will be taxable to shareholders. For more information, see “Tax Status of The Reorganization” in this Information Statement/Prospectus.

Question #17.

Are there differences in gross and net operating expenses?

Yes. Following the Reorganization, the shares of the Combined Destination Fund are expected to have lower gross expenses and net operating expenses than the Target Fund and the Destination Fund for at least the next one (1) year period.

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Question #18.

Whom do I contact for further information?

You can contact your financial adviser for further information. You may also contact the Funds’ toll-free at (888) 263-5593. You may also visit the Funds' website at www.monteaglefunds.com.

IMPORTANT ADDITIONAL INFORMATION ABOUT THE REORGANIZATION IS SET FORTH IN THE ACCOMPANYING INFORMATION STATEMENT. PLEASE READ IT CAREFULLY.

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COMBINED PROXY STATEMENT AND PROSPECTUS

August 16, 2019

FOR THE REORGANIZATION OF

MONTEAGLE VALUE FUND

INTO

MONTEAGLE SELECT VALUE FUND

Each a series of

 MONTEAGLE FUNDS

2506 Winford Avenue

Nashville, TN 37211

This Combined Proxy Statement and Prospectus is being sent to you in connection with the solicitation of proxies by Monteagle Funds (the “Trust”), an open-end investment management company established under Delaware law as a statutory trust, on behalf of Monteagle Value Fund (the “Target Fund”), in connection with a special meeting of shareholders of the Target Fund (the “Meeting”) to be held at 1:30 p.m. Eastern time on August 27, 2019, at the offices of Mutual Shareholder Services, LLC, the Trust’s transfer agent, located at 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147. At the Meeting, shareholders of the Target Fund will be asked to consider the following proposal, and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

Proposal:

To approve an Agreement and Plan of Reorganization and Termination (the “Plan”) between the Target Fund and Monteagle Select Value Fund (the “Destination Fund”), a separate series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Destination Fund in exchange for shares of the Destination Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

A copy of the Plan is attached hereto as Exhibit A. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Target Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference into this Combined Proxy Statement and Prospectus, which means that they are legally considered to be a part of this Combined Proxy Statement and Prospectus:

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The Prospectus and Statement of Additional Information (“SAI”) of the Target Fund, dated December 21, 2018, each as amended, are incorporated by reference to Post-Effective Amendment No. 68 to the Target Fund’s Registration Statement on Form N-1A (File Nos. 333-41461 and 811-08529), filed with the SEC on December 21, 2018 (the “Target Fund’s Prospectus and SAI”);

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The report of the Independent Registered Public Accounting Firm for and audited financial statements of the Target Fund is incorporated by reference to the Annual Report to Shareholders of the Target Fund for its fiscal year ended August 31, 2018, filed on Form N-CSR (File No. 811-08529) with the SEC on November 8, 2018 (the “Target Fund’s Annual Report”).

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The unaudited financial statements of the Target Fund are incorporated by reference to the Semi-Annual Report to Shareholders of the Target Fund for its fiscal period ended February 28, 2019, filed on Form N-CSRS (File No. 811-08529) with the SEC on May 9, 2019 (the “Target Fund’s Semi-Annual Report”).

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The Prospectus and SAI of the Destination Fund, dated December 21, 2018, each as amended, are incorporated by reference to Post-Effective Amendment No. 68 to the Target Fund’s Registration Statement on Form N-1A (File Nos. 333-41461 and 811-08529), filed with the SEC on December 21, 2018 (the “Destination Fund’s Prospectus and SAI”);

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The report of the Independent Registered Public Accounting Firm for and audited financial statements of the Destination Fund is incorporated by reference to the Annual Report to Shareholders of the Target Fund for its fiscal year ended August 31, 2018, filed on Form N-CSR (File No. 811-08529) with the SEC on November 8, 2018 (the “Destination Fund’s Annual Report”).

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The unaudited financial statements of the Destination Fund are incorporated by reference to the Semi-Annual Report to Shareholders of the Destination Fund for its fiscal period ended February 28, 2019, filed on Form N-CSRS (File No. 811-08529) with the SEC on May 9, 2019 (the “Destination Fund’s Semi-Annual Report”).

Copies of the Target Fund’s and the Destination Fund’s documents are available upon request and without charge by writing to the Fund at c/o Mutual Shareholder Services, LLC, the Trust’s transfer agent, located at 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147, or by calling (888) 263-5593. Free copies of these documents are also available on the Trust’s website at www.monteaglefunds.com.

The Target Fund’s Prospectus and its Annual Report and Semi-Annual Report to Shareholders have been previously mailed to shareholders of the Target Fund. The principal offices of the Trust are identified above. This Combined Proxy Statement and Prospectus will be first sent to shareholders on or about August 16, 2019.

This Combined Proxy Statement and Prospectus includes information about the Destination Fund that you should know before considering the Plan and resulting Reorganization, and it should be retained for future reference. Additional information contained in the SAI of the Destination Fund relating to this Combined Proxy Statement and Prospectus, as required by the SEC, is on file with the SEC. The Destination Fund’s SAI is available without charge, upon request, by calling the toll-free number set forth above or by writing to the Destination Fund at the address set forth above.

The SEC has not approved or disapproved these securities, nor has it passed on the accuracy or adequacy of this Combined Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS

SUMMARY

17

COMPARISON OF THE TARGET FUND AND THE DESTINATION FUND

19

PURCHASE, REDEMPTION AND VALUATION OF SHARES

27

YOUR ACCOUNT

27

BUYING SHARES

30

SELLING SHARES

32

COMPARISON OF SUBADVISORY AGREEMENTS

39

DISTRIBUTIONS AND TAXES

41

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS

42

CAPITALIZATION

45

OTHER IMPORTANT INFORMATION CONCERNING THE REORGANIZATION

46

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

47

TAX STATUS OF THE REORGANIZATION

49

FINANCIAL HIGHLIGHTS

50

OWNERSHIP OF SHARES OF THE FUNDS

53

FINANCIAL STATEMENT EXPERTS

54

AVAILABLE INFORMATION

54

PROXY CARD

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EXHIBIT A: AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

A1

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REORGANIZATION

OF THE

MONTEAGLE VALUE FUND

(the “Target Fund”)

INTO

MONTEAGLE SELECT VALUE FUND

(the “Destination Fund”)

SUMMARY

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Information Statement/Prospectus. Exhibit A is the form of Agreement and Plan of Reorganization and Termination. For a discussion of the terms of the Agreement and Plan of Reorganization and Termination, please see the section entitled “Terms of the Agreement and Plan of Reorganization and Termination” in the back of this Information Statement/Prospectus, after the discussion of the Reorganization.

The Trust, organized under the laws of the state of Delaware, is an open-end management investment company registered with the SEC. The Target Fund and Destination Fund are organized as separate series of the Trust. The investment objective of each Fund are as follows. The Destination Fund seeks to achieve long-term capital appreciation; and the Target Fund seeks to achieve long term growth of capital.

Nashville Capital Corporation ("NCC" or "Advisor") is the investment advisor for each of the Funds and will continue serve as the investment advisor for the Combined Destination Fund.  Robinson Investment Group, Inc. is the investment sub-advisor of the Target Fund with Russell L. Robinson acting as the Target Fund’s portfolio manager.  Parkway Advisors, LP is the investment sub-advisor of the Destination Fund with Theron R. Holladay and Chad B. Hoes acting as the Destination Fund’s portfolio managers.  Theron R. Holladay and Chad B. Hoes are expected to continue the day-to-day management of the Combined/Destination Fund following the Reorganization.

The Reorganization.

The Proposed Reorganization. The Board, including the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) (the "Independent Trustees"), on behalf of the Target Fund and the Destination Fund, has approved the Agreement and Plan of Reorganization and Termination (the "Plan of Reorganization"). The Plan of Reorganization provides for:

·

the transfer of substantially all the assets and the liabilities of the Target Fund to the Destination Fund in exchange for shares of the Destination Fund;

·

the distribution of such shares to the Target Fund's shareholders; and

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·

the termination of the Target Fund as a separate series of the Trust.

If the proposed Reorganization is completed, the Destination Fund will acquire substantially all the assets and the liabilities of the Target Fund.  As of August 29, 2019, the securities held by the Target Fund substantially comply with the investment restrictions and guidelines of the Destination Fund.  Parkway Advisors, LP, and its portfolio managers, plan to reposition certain securities of the Target Fund which do not meet the Principal Investment Strategies and guidelines of the Destination Fund.  The planned repositioning of certain of the Target Fund’s securities will be in a manner that minimizes the tax effects and transaction costs to the shareholders of the Target Fund.  Nevertheless, Shareholders of the Target Fund will receive shares of the Destination Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares that the shareholders own immediately prior to the Reorganization. The Institutional Class shares of the Target Fund will receive Institutional Class shares of the Destination Fund.

Background and Reasons for the Proposed Reorganization.

The Reorganization has been proposed because the Advisor believes that it is in the best interests of each Fund's shareholders if the Target Fund is merged with the Destination Fund because: (i) the similarities between the Funds’ investment objectives and strategies, (ii) the larger combined asset base resulting from the Reorganization will offer greater operating efficiencies (e.g., certain fixed costs, such as audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Combined Destination fund); and economies of scale and eliminate redundancies in the Monteagle Funds product line, (iii) the management fee of the Destination Fund following the Reorganization will be identical to the current management fee of the Target Fund, (iv) the net expense ratio of the Destination Fund following the Reorganization is expected to be lower than the current net expense ratio of either Fund prior to the Reorganization, (v) the Target Fund’s controlling shareholder has indicated to the Advisor its intent to systematically begin the process of liquidating its position in the Target Fund over the next twenty-four (24) month period; and (vi) the anticipated tax-free nature of the Reorganization.

In approving the Plan of Reorganization, the Board, on behalf of the Target Fund, including the Independent Trustees, determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization.

The factors considered by the Board regarding the Reorganization include, but are not limited to, the following:

·

After the Reorganization, shareholders will be invested in a Combined/Destination Fund with a similar investment objective and similar principal investment strategies subject only to the Destination Fund’s investment guidelines of investing in S&P 500® Index securities and in securities meeting the eVALUEator® screening software process;

·

The same Investment Advisor that currently manages each Fund will manage the Combined /Destination Fund following the closing of the Reorganization;

·

The historical performance of the Target Fund and the Destination Fund, and the fact that the Destination Fund has outperformed the Target Fund for the one-year, five-year and ten-year periods ended August 31, 2018;

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·

Each Fund has (or will have) a management fee of 1.20% of the Fund's average daily net assets with identical breakpoints;

·

The Combined/Destination Fund resulting from the completion of the Reorganization may achieve certain operating efficiencies in the future from its larger net asset size;

·

The Combined/Destination Fund, as a result of economies of scale, will have a future lower ratio of expenses to average net assets than that of the Target Fund and the Destination Fund prior to the Reorganization for a period of at least one (1) year;

·

The Reorganization is not expected to result in any tax consequence to shareholders; and

-

The Target Fund shareholders will receive Destination Fund shares with the same aggregate net asset value as their Target Fund shares.

-

The Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code.

The Board, including all of the Independent Trustees, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization, and the Advisor will bear Reorganization expenses. The determinations on behalf of each Fund were made on the basis of each Board member's business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The Board has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

If all the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about August 29, 2019, or such other date as is agreed to by the parties, provided that the Trust has obtained prior to that time an opinion of the Law Office of C. Richard Ropka, LLC, legal counsel to the Trust, concerning the tax consequences of the Reorganization as set forth in the Plan. The Plan may be terminated, and the Reorganization abandoned by the Trust, at any time at or before closing of the Reorganization.

The Advisor has agreed to pay all the expenses related to the Reorganization. Neither the Target Fund nor the Destination Fund will bear any costs relating to the Reorganization. The expenses of the Reorganization are expected to be approximately $20,000. The costs of the Reorganization include, but are not limited to, costs associated with the preparation, filing, printing, and mailing of this Combined Proxy Statement and Prospectus; legal, accounting, and other professional fees; proxy solicitation expenses; expenses of holding the Meeting and expenses incurred in connection with the dissolution and liquidation of the Target Fund following the Reorganization. In addition to solicitations by mail, certain officers and agents of the Target Fund and the Advisor also may solicit proxies, without special compensation, by telephone. If shareholders holding enough shares of the Target Fund do not approve the Reorganization, then it is expected that the Board may take any further action as it deems to be in the best interests of the Target Fund and its shareholders, including without limitation, continuing to operate the Target Fund or potentially closing and liquidating the Target Fund.

COMPARISON OF THE TARGET FUND AND THE DESTINATION FUND

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Both the Target Fund and the Destination Fund are advised by Nashville Capital Corporation (“NCC”), sub-advised by different subadvisors, and have substantially similar investment objectives, somewhat similar principal investment strategies and policies, and similar principal risks. The tables below provide a comparison of certain features of the Funds. In the tables below, if a row extends across the entire table, the information disclosed applies to both the Destination Fund and the Target Fund.

Comparison of Monteagle Value Fund

and Monteagle Select Value Fund

	Target Fund Monteagle Value Fund	Destination Fund Monteagle Select Value Fund
Investment objective	The investment objective of the Monteagle Value Fund (the “Fund”) is long term growth of capital.	The investment objective of the Monteagle Select Value Fund (the “Fund”) is long-term capital appreciation.

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Principal investment strategies

A long-term (or “buy and hold”) approach is used to manage the Fund’s portfolio. The Fund invests primarily in common stocks of small, medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that are believed to be undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index®. A stock will be sold when it is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

It is the Fund’s policy to limit investment in any one industry or group of related industries to no more than 25% of the portfolio. In light of and subject to that limitation, the Fund may make significant investments in certain industries or group of industries from time to time. For example, the Fund is currently below the limitation but has a significant position in the basic materials and industrial sectors, which may change in the near or distant future. It is not the intent of the Fund to be a sector fund.

The Fund uses a “value investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Fund’s Sub-adviser believes are underpriced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund invests only in large capitalization companies included in the S&P 500® Index. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.  Once investments are identified for purchase, the Subadvisor will screen these investments using the eVALUEator ® screening software to exclude from the Fund’s investments companies that produce, promote, advertise, sponsor, or offer services related to, abortion (or abortion products), pornography, human rights, gambling, and those entertainment companies that produce or support anti-family content in film, games, print, or television (“Excluded Securities”).

Investment manager	NCC
Sub-adviser	Robinson Investment Group, Inc.	Parkway Advisors, LP
Portfolio managers	Russell L. Robinson – Portfolio Manager since 1999	Theron R. Holladay – Portfolio Manager since 2004 Chad B. Hoes – Portfolio Manager since 2010

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Classes of Shares, Fees and Expenses

	Target Fund Monteagle Value Fund	Destination Fund Monteagle Select Value Fund
Institutional Class sales charges and fees	Institutional Class shares of each Fund are sold at NAV without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 fee.
Management fees

NCC receives compensation, calculated daily and paid monthly, from the Target Fund at an annual rate (expressed as a specified percentage of the Fund’s average daily net assets) of 1.2% of the first $25 million; 1.115% over $25 million to $50 million; 0.975% over $50 million to $100 million; and 0.875% in excess of $100 million.

For the fiscal year ended August 31, 2018, the Target Fund and Destination Fund each paid management fees of 1.2% of each Fund’s average daily net assets.

Fee waiver and expense limitations	N/A

For a comparison of the gross and net expenses of the Funds, please see the class fee tables in “The Funds’ Fees and Expenses” below.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have similar investment objectives and principal investment strategies and policies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all your investment in a Fund or your investment may not perform as well as other similar investments.

Your primary risk in investing in the Funds is you could lose money. You should carefully assess the risks associated with an investment in the Funds. Each Fund is subject to the following principal risks:

•

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

•

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

The Target Fund is subject to the following additional principal risks:

•

Company Risk. The Fund might decrease in value in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

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•

Volatility Risk. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

•

Portfolio Turnover Risk. Generally, the Fund intends to invest for long-term purposes. However, the Fund’s rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Sub-adviser believes that portfolio changes are necessary or appropriate. Periods of portfolio “repositioning” may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

•

Small and Mid-Capitalization Risk. The Fund may invest in mid-capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements, for reasons including that the stocks are generally traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects.

•

Sector Risk. While the Fund will not concentrate its investments in any one industry or group of related industries by investing more than 25% of the portfolio, the Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

•

Basic Materials Risk. The Fund has a significant position in the basic materials sector. Basic materials companies are commodity producers, and customers’ decisions are made primarily on price. Commodity prices, driven by the intersection of supply and demand, are a key determinant of these companies’ earnings. Commodities, and the basic materials sector, are vulnerable to adverse movements in prices and exchange rates. Additionally, this sector may be affected by geopolitical changes and relations.

•

Industrial Sector Risk. The Fund has a significant position in the industrial sector. Companies in the industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

The Destination Fund is subject to the following additional principal risks:

•

Small and Mid-Capitalization Risk. To the extent the Fund invests in underlying funds that invest in small and mid-capitalization companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

•

Sector Risk. While the Fund will not concentrate its investments in any one industry or group of related industries by investing more than 25% of the portfolio, the Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

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•

Basic Materials Risk. The Fund has a significant position in the basic materials sector. Basic materials companies are commodity producers, and customers’ decisions are made primarily on price. Commodity prices, driven by the intersection of supply and demand, are a key determinant of these companies’ earnings. Commodities, and the basic materials sector, are vulnerable to adverse movements in prices and exchange rates. Additionally, this sector may be affected by geopolitical changes and relations.

•

Industrial Sector Risk. The industrial sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. The Underlying Index is comprised of securities of issuers in the industrial sector. As such, the Fund may be sensitive to changes in, and its performance may depend on, the overall condition of the industrial sector. Companies in the industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrial sector may be adversely affected by environmental damages, product liability claims and exchange rates. The success of these companies is affected by supply and demand both for their specific product or service and for industrial sector products in general. In addition, the industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

The Funds’ Past Performance

The bar charts and tables below provide some indication of the risks of investing in the Funds by showing you how the performance of each Fund’s Institutional Class shares has varied from year to year, and how the average total returns of the Fund’s shares for different periods compare to the returns of a broad measure of market performance, as well as a composite benchmark. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Following the Reorganization, the Destination Fund will be the surviving fund for accounting and performance purposes.

Updated performance information of each Fund is available at no charge by calling the Funds’ toll-free number: at (888) 263-5593 or by visiting the Funds’ website at www.monteaglefunds.com.

MONTEAGLE VALUE FUND

Annual Total Returns (calendar years ended December 31)

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	Quarter Ended	Return
Best Quarter	9/30/2009	15.30%
Worst Quarter	12/21/2008	-27.28%

At July 1, 2019, the year-to-date return was 9.91%.

Average Annual Total Returns (periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-11.63%	2.96%	9.99%
Institutional Class Return After Taxes on Distributions	-12.20%	1.00%	8.30%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	-6.84%	1.84%	7.84%
S&P 500 Index®	-4.38%	8.49%	13.11
(reflects no deduction for fees, expenses, or taxes)
Russell 2000 Value Index®	-12.86%	3.61%	10.40%
(reflects no deduction for fees, expenses or taxes)

MONTEAGLE SELECT VALUE FUND

Annual Total Returns (calendar years ended December 31)

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	Quarter Ended	Return
Best Quarter	9/30/2009	16.67%
Worst Quarter	12/21/2008	-27.73%

At July 1, 2019, the year-to-date return was 23.64%.

Average Annual Total Returns (periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-16.86%	2.52%	10.54%
Institutional Class Return After Taxes on Distributions	-20.40%	-1.17%	8.34%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	-9.90%	1.13%	8.16%
S&P 500 Index®	-4.38%	8.49%	13.11%
(reflects no deduction for fees, expenses, or taxes)

The Funds’ Fees and Expenses

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each Fund. Unless otherwise noted, the fees and expenses for the Target Fund and Destination Fund in the tables appearing below are based on the annualized fees and expenses for the period ended July 1, 2019. The table also shows the pro forma annualized

25

expenses of the Combined Destination Fund after giving effect to the Reorganization based on pro forma net assets as of July 1, 2019. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly.

	Monteagle Value Fund	Monteagle Select Value Fund	Combined Monteagle Select Value Fund (Pro Forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%	1.18%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.13%	0.16%	0.11%
Acquired (Underlying) Fund Fees and Expenses [1]	0.01%	0.01%	0.00%
Total Annual Fund Operating Expenses [1]	1.34%	1.37%	1.29%

1 Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Examples

The hypothetical example below helps you compare the cost of investing in each Fund. The example assumes that:

•

you invest $10,000 in each Fund;

•

you reinvest all dividends and distributions without a sales charge;

•

you hold your shares for the time periods shown and then redeem all of your shares at the end of those periods;

•

your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•

each Fund’s operating expenses remain the same except that fee waivers and/or expense reimbursements are reflected for the period shown in the table.

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Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the Reorganization of the Fund. The example is for comparison purposes only and is not a representation of any Fund’s actual expenses or returns, either past or future. Because actual return and expenses will be different, the example is for comparison only.

If shares are redeemed at the end of each period:

Number of Years You Own Your Shares	Monteagle Value Fund	Monteagle Select Value Fund
Year 1	$136	$139
Year 3	$425	$434
Year 5	$734	$750
Year 10	$1,613	$1,646

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect a Fund’s performance. During the Target Fund’s most recent fiscal year ended August 31, 2018, the Fund turnover rate was 6% of the average value of the Target Fund. During the Destination Fund’s most recent fiscal year ended August 31, 2018, the Fund turnover rate was 173% of the average value of the Destination Fund.

Federal Tax Consequences

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds as a direct result of the Reorganization. The Funds will receive a tax-related legal opinion supporting the tax matters and consequences to shareholders discussed in the prospectus.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Destination Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical. Please see "Purchase, Redemption and Valuation of Shares" below for information regarding the purchase, redemption and valuation of shares.

PURCHASE, REDEMPTION AND VALUATION OF SHARES

YOUR ACCOUNT

 Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are willing to tolerate significant fluctuations in the value of your investment

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●	You are pursuing a long-term goal

●	You are willing to accept higher short-term risk

The Fund may not be appropriate for you if:

●	You want an investment that pursues market trends or focuses only on particular sectors or industries

●	You need regular income or stability of principal

●	You are pursuing a short-term goal or investing emergency reserves

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order or redemption request by the Fund’s transfer agent in “good order.” If your purchase order is received in good order prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. The Fund will be deemed to have received a purchase order or redemption request when an authorized broker or, if applicable, a broker’s designee receives same in good order.

Good Order:

Purchase Order of Shares: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

- the name of the Fund and share class, if applicable;

- the dollar amount of shares to be purchased;

- a completed purchase application or investment stub; and

- a check payable to the Fund.

Redemption Request of Shares: When making a redemption request, make sure your request is in good order. “Good Order” means your redemption request includes:

-

the Fund name and your account number;

-

the account name(s) and address;

-

the dollar amount or number of shares you wish to redeem; and

-

signatures by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts. The right of redemption may not be suspended, except for any period during a period which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to

28

determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which the Fund’s NAV is calculated may change if the SEC has determined an emergency condition exits or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Trustees of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Telephone us Toll-Free at:

(888) 263-5593

Wire investments
(or ACH payments) to:

Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next

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determined after your order is received by such organization, or its designee, in good order. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, traveler’s checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

●

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

●

Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in good order and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in good order.

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $10,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement

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Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.

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By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Limitations on Purchases. The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

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After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Selling Shares

 The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in good order; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

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How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which the account is registered

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

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IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Exchange Privileges

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You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in good order by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

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ADDITIONAL INFORMATION

For information relating to each Fund and the Reorganization, including market timing policies, tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections below.

MARKET TIMING

The market timing policies of each of the Target Fund and the Destination Fund are identical.

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). The Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211 serves as investment adviser to both the Target Fund and the Destination Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”).  The Management Agreement is identical for each Fund.  Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has

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delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Parkway Advisors, LP. Nashville Capital was formed in 1988 and, as of August 31, 2018, managed assets of over $138 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based upon the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund and extraordinary expenses.

For the fiscal year ended August 31, 2018, the Adviser received an aggregate fee of 1.20% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.  This fee was identical for both the Target Fund and the Destination Fund.

Each Funds’ expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Funds’ semi-annual report for the period ended February 28, 2019.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination, and replacement.  The Sub-adviser fee is paid by the Adviser from its management fee and not paid directly by the shareholders of either the Target Fund or the Destination Fund.

As to the Target Fund, Robinson Investment Group, Inc. (“Robinson”) at 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, manages the portfolio of the Fund and has since its inception. Robinson was founded in 1996 and serves individuals, financial institutions, pension plans, corporations and other business entities. As of August 31, 2018, Robinson had approximately $105 million in assets under management. Russell L. Robinson is President and Chief Compliance Officer of Robinson and is the Portfolio Manager of the Monteagle Value Fund. Amy W. Campbell is Secretary of Robinson.

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Portfolio Manager. Investment decisions of the Fund are made by the Fund’s portfolio manager who is responsible for all aspects of the day-to-day management of the Fund. Mr. Russell L. Robinson is the Fund’s portfolio manager. Mr. Robinson has managed the Fund since the inception of the Fund (December 1999). Mr. Robinson has been the President of Robinson Investment Group since 1996. He was the Director of Investment Strategy of Nashville Capital from 1990 to 1996.

As to the Destination Fund, the Adviser has entered into an investment sub-advisory agreement with Parkway Advisors, LP (“Parkway”), under which Parkway serves as the Fund’s Sub-adviser. The Adviser has retained Parkway to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by the portfolio managers employed by Parkway. Parkway is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Parkway and the business experience and educational background of the Fund’s portfolio managers follow:

Parkway Advisors, LP (“Parkway”) at 6550 Directors Parkway, Abilene, Texas 79606, is a wholly owned subsidiary of Directors Investment Group, Inc., a holding company of several businesses which include insurance companies. Prior to May 2001, the staff of Parkway comprised the investment department of a related insurance company responsible for the management of assets for over 13 years. The investment department spun out of the insurance company, organized Parkway in April of 2001 and has been registered with the Securities and Exchange Commission (“SEC”) as an investment adviser since May 16, 2001. As of August 31, 2018, Parkway manages client portfolios with assets in excess of $2.2 billion. Theron R. Holladay, CFA is the President and a Principal of Parkway.

Portfolio Managers. Theron R. Holladay and Chad B. Hoes are jointly and primarily responsible for the day-to-day management of the Fund.

Theron R. Holladay, CFA. Mr. Holladay has been with the Sub-adviser since its inception and worked with its predecessor operation. Mr. Holladay attended Hardin-Simmons University and received a Bachelor of Business Administration degree in Finance in 1993. His business background for the preceding five years includes the following: Parkway Advisors, L.P., CEO / President from 07/10 – present; Parkway Advisors Group, Inc., Vice President from 04/01 to present; Parkway Advisors Holdings, Inc., President from 07/10 – present. Mr. Holladay is a Chartered Financial Analyst.

Chad B. Hoes. Mr. Hoes attended Hardin-Simmons University and received a Bachelor of Business Administration degree with an emphasis in Finance in 2002. Mr. Hoes also holds an MBA from Texas A&M University in Commerce, TX. His business background for the preceding five years includes the following: Parkway Advisors, L.P., Chief Investment Officer from 12/13 to present and Portfolio Manager from 6/06 to present; Parkway Advisors, L.P. prior thereto.

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

A discussion regarding the basis for the most recent approval by the Board of Trustees of each Sub-Advisory Agreement by and among the Trust, the Adviser and Sub-advisor is available in the Funds’ semi-annual report for the period ended February 28, 2019.

Comparison of Subadvisory Agreements

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The terms of the Subadvisory Agreement of the Target Fund are identical to those of the Subadvisory Agreement of the Destination Fund, except for the fee rate payable by the Adviser to the sub-adviser. The Subadvisory Agreement of the Destination Fund will continue in effect regardless of the approval of the Reorganization by shareholders.

Services. The services to be provided by the sub-adviser of the Destination Fund under the Subadvisory Agreement of the Destination Fund will be identical to those services that were provided by the sub-adviser under the Subadvisory Agreement of the Target Fund. Both Subadvisory Agreements provide advisory services, including (i) developing, recommending and implementing an investment program and strategy, (ii) research and analysis relative to the investment program and (iii) determining what securities will be purchased and sold by the Fund subject to subject to the fundamental policies of the Fund, as reflected in the Trust's Registration Statement filed with the SEC, as such Registration Statement is amended from time to time.

Expenses. The provisions of the Subadvisory Agreement of the Destination Fund regarding expenses are identical to the provisions of the Subadvisory Agreement of the Target Fund. Under the terms of both Subadvisory Agreements, the sub-adviser will bear all expenses incurred by it in the performance of its duties.

Compensation. The provisions of the Subadvisory Agreement of the Target Fund and the Subadvisory Agreement of the Destination Fund regarding compensation are identical, but for the annual rate of compensation. Under Subadvisory Agreement of the Target Fund and the Subadvisory Agreement of the Destination Fund, the Adviser pays the sub-advisers the following fee:

Sub-adviser	Fund	Annual Fee Rate as a % of the Funds of the Trust – Net Assets of the Fund
Parkway Advisors, LP	Select Value Fund	0.50%
Robinson Investment Group, Inc.	Value Fund	$1 - $25 Million 0.50% $25 - $50 Million 0.45% $50 - $100 Million 0.35% Over $100 Million 0.30%

Duration and Termination of the Agreement. The Subadvisory Agreement of the Target Fund and the Subadvisory Agreement of the Destination Fund were in effect for an initial two (2) year term and successive one-year periods continuances if approved at least annually in the manner required by the 1940 Act.

The Subadvisory Agreement of the Target Fund and the Subadvisory Agreement of the Destination Fund provide that the agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, (i) by the Board, by a vote of a majority of the outstanding voting securities of the Fund or by the Adviser on 30 days' written notice to the sub-adviser or (ii) by the sub-adviser on 30 days' written notice to the Trust. This Agreement shall terminate immediately (i) upon its assignment or (ii) upon termination of the Management Agreement.

Liability of the Sub-adviser. The Subadvisory Agreement of the Target Fund and the Subadvisory Agreement of the Destination Fund provide that the respective sub-advisers will not be liable for any losses incurred by the Trust, the Fund, or the Adviser, that arise out of or are in any way connected with any recommendation or other act or failure to act of the sub-adviser, including, but not limited to, any error in judgment with respect to the Fund, so long as such recommendation or other act or failure to act does not constitute a breach of the sub-adviser's fiduciary duty to the Trust, the Fund, or the Adviser.

Other Service Providers

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Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services both the Target Fund and the Destination Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Distributor

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter for both the Target Fund and the Destination Fund and acts as the Funds’ representative in connection with the offering of Fund shares.  Each Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other expenses (except for any extraordinary expenses) associated with each Funds’ service providers are paid by the Adviser.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase either the Target Fund or the Destination Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

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If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS

Each Fund has adopted certain fundamental investment policies that may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund. Under the 1940 Act, the vote of a majority of the outstanding voting securities of a Fund means the affirmative vote of the lesser of (a) 67% or more of the voting power of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Fund. The following table lists the fundamental policies for the Target Fund and the Destination Fund. The Target Fund and Destination Fund have the same fundamental investment policies. For a more complete discussion of each Fund’s other investment policies and fundamental and non-fundamental investment restrictions, please see the Funds’ Statement of Additional Information.

	Target Fund	Destination Fund
Underwriting Securities

No Fund may act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.

Making Loans

No Fund may make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements. A Fund may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33-1/3% of the value of its total assets.

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Senior Securities

No Fund may issue senior securities except as: i) permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff; and ii) to the extent a Fund may borrow money subject to its investment limitation on borrowing.

Real Estate

No Fund may purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

Commodities

No Fund may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

Concentration of Investments

No Fund may purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund's investments in such industry would comprise 25% or more of the value of its total assets.

Non-Fundamental Policies

The Target Fund and Destination Fund have each adopted the following non-fundamental policies, which may be changed by the Board of the Trust without shareholder approval. The Target Fund and Destination Fund have the same non-fundamental investment policies. For a more complete discussion of each Fund’s other investment policies and fundamental and non-fundamental investment restrictions, please see the Funds’ Statement of Additional Information.

	Target Fund	Destination Fund
Borrowing

No Fund may purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Illiquid Securities

No Fund may acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

Short Sales	No Fund may make short sales of securities (except short sales against the box). These investments do not constitute a deviation from this non-fundamental policy.
Sector Concentration

The Funds are not intended to be a "Sector Fund" (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Funds' policy is, if the 25% threshold is exceeded due to market appreciation, the portfolio managers shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%.

Purchases on Margin

No Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options

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Pledging

No Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The Fund will maintain asset coverage of 300% of all borrowing.  The deposit in escrow of securities in connection with the writing of put and call options and collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

Oil, Gas or Mineral

No Fund may invest in interests in oil or gas or interests in other mineral exploration or development programs. This non-fundamental limitation shall not prevent the Funds from investing in the stock of companies who operate in the oil, gas or mineral industry.

REASONS FOR THE REORGANIZATION

At meetings held on May 14, 2019 and July 30, 2019, the Board of the Target Fund (including its Independent Trustees as such are defined under the Investment Company Act of 1940) unanimously determined that the proposed Reorganization would be in the best interests of the Target Fund and would not dilute the interests of the existing shareholders of the Target Fund. The same Board oversees the Destination Fund, and both the full Board and the Independent Trustees also have unanimously determined that the Reorganization would be in the best interests of the Destination Fund and would not dilute the interests of the existing shareholders of the Destination Fund. The Board believes that the proposed Reorganization will be advantageous to the shareholders of each Fund. In determining whether to approve the Reorganization, the Trustees considered the potential impact of the proposed Reorganization on the Funds’ shareholders and a variety of considerations that they believed to be relevant, in light of the legal advice furnished to them by counsel, including independent legal counsel and made a decision in the exercise of their own business judgment. The Trustees based their determinations on the considerations set forth below, among others, although they did not identify any consideration or particular item of information that was controlling of their determinations and each Trustee may have attributed different weights to the various factors.

General Considerations

•

The Trustees considered that NCC believes that the larger combined asset base resulting from the Reorganization will likely offer greater operating efficiencies and economies of scale, including the ability for the Destination Fund to effect larger portfolio transactions, reduce certain fixed costs, and spread other fixed costs over a larger asset base following the Reorganization.

•

The Trustees considered that NCC believes that the Reorganization would eliminate redundancies in the Monteagle Funds product line, strengthening NCC’s ability to pursue investment and marketing opportunities that may benefit the Destination Fund following the Reorganization.

•

The Trustees, while considering other alternatives such as the Target Fund’s liquidation or merger of the Target Fund into a different Monteagle Fund, considered that NCC, as the Advisor of each of the Monteagle Funds, recommended that the reorganization of the Target Fund into the Destination Fund was in the best interest of the shareholders of each Fund.

•

The Trustees considered that NCC received notice by the Target Fund’s controlling shareholder that within the next few months it would begin a systematic withdraw of its assets from the Target Fund over a twenty-four (24) month period.

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Fees and Expenses

•

The Trustees assessed the information that was provided in advance of the meeting of the Trustees regarding fees and expenses for the Funds involved in the Reorganization, as well as projected expense ratios of the Combined/Destination Fund following the Reorganization.

•

The Trustees considered that the management fee schedule will be identical.

•

The Trustees considered that the net expense ratio of the Destination Fund following the Reorganization is expected to be lower than the current net expense ratio of each Fund prior to the Reorganization.

•

The Trustees considered that the costs of the Reorganization (approximately $20,000) would be borne by NCC.

Investment Performance

•

The Trustees considered the relative investment performance of the Funds and whether performance and investment flexibility have the potential to be enhanced if the assets of each Fund are combined.

•

The Trustees also considered that the Destination Fund had generated better absolute performance and risk-adjusted returns than the Target Fund for the 1-, 5- and 10-year periods ended February 28, 2019.

Tax Consequences

•

The Trustees considered that the Reorganization is not expected to result in the recognition of gain or loss for U.S. federal income tax purposes by the Destination Fund shareholders, the Target Fund shareholders, the Destination Fund or the Target Fund.

Investment Program

•

The Trustees considered the investment objectives and policies of the Destination Fund and their compatibility with those of the Target Fund. In this regard, the Trustees noted that although there are some differences in the Funds’ investment strategies, the Funds’ investment objectives are similar and both Funds primarily invest in large cap U.S. growth companies.

Other Considerations

•

The Trustees considered the terms and conditions of the Agreement and Plan of Reorganization and Termination.

•

The Trustees took into consideration the fact that the Target Fund and Destination Fund have the same valuation policies and procedures and the same pricing vendors.

Comparison of Shareholder Rights

45

Both the Target Fund and the Destination Fund are each a separate series of the Trust and therefore the rights of shareholders of both Funds are similar. For more information, refer to the December 21, 2018 Statement of Additional Information for the Target Fund and the Destination Fund, each of which is incorporated by reference into this Combined Proxy Statement and Prospectus.

CAPITALIZATION

The following table sets forth the capitalization of the Target Fund and the Destination Fund as of February 28, 2019 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the Fund securities of both Funds between February 28, 2019 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

	Monteagle Value Fund	Monteagle Select Value Fund	Pro Forma Adjustments		Combined
Net Assets	$19,998,793	$12,521,744	-	(a)	$32,520,537
Shares of beneficial interest outstanding (1)	1,310,925	1,018,297	-	(b)	2,329,222
Net asset value, offering and redemption price per share	$15.26	$12.30	-	(c)	$13.96

(1)

Unlimited number of shares of beneficial interest with no par value, authorized.

(a)

To adjust the Pro Forma Fund for costs associated with the merger.

(b)

To adjust Shares Outstanding of the Pro Forma Fund based on combining the Fund at the Destination Fund’s net asset value.

(c)

To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by the Target Fund on the Closing Date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

OTHER IMPORTANT INFORMATION CONCERNING THE REORGANIZATION

Tax Capital Loss Carryforwards

Federal income tax law permits a regulated investment company to carry forward indefinitely its net capital losses to offset its capital gains recognized in future years.

As of February 28, 2019, the Funds had the following unused capital loss carryforwards:

Fund

Total

Monteagle Value Fund

($806,953)

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Monteagle Select Value Fund

$ 0

As of the Closing Date, each Fund may have net realized capital gains or losses and may also have net unrealized gains or losses.

The Reorganization may result in a number of different limitations on the Combined Destination fund’s ability to use realized and unrealized losses of the Target and Destination Funds. In the taxable year of the Destination Fund in which the Reorganization occurs, the Destination Fund will be able to use capital losses carryforwards of the Target Fund, subject to the additional limitations described below, to offset only a prorated portion of the Destination Fund’s capital gains for such taxable year, based on the number of days remaining after the Closing Date in such taxable year.

Capital losses may be carried forward indefinitely, subject to applicable limitations. The annual limitation on the use of those carryforwards for periods following the Reorganization generally will equal the product of the net asset value of the Target Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” as published by the Internal Revenue Service (“IRS”) and in effect at the time of the Reorganization. This limitation may be prorated in the taxable year of the Destination Fund in which the Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

Under certain circumstances, the Reorganization may result in limitations on the Destination Fund’s ability, in the post-Reorganization period, to use a portion of any carryforward generated in its tax year that includes the Reorganization, and potentially on the Destination Fund’s ability to use unrealized capital losses inherent in the tax basis of its assets. Those limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of those carryforwards for periods following the Reorganization generally will equal the product of the net asset value of the Destination Fund and the “long-term tax-exempt rate,” as published by the IRS.

If the Destination Fund or the Target Fund has a net unrealized gain inherent in its assets at the time of the Reorganization, then, under certain circumstances, the Combined Destination fund may not offset that gain, to the extent realized within five years of the Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the Fund with the net unrealized gain inherent in its assets at the time of the Reorganization) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund involved in the Reorganization. This limitation will generally apply if the Destination Fund’s or the Target Fund’s unrealized capital gains as of the date of the Reorganization are greater than either $10,000,000 or 15% of the value of its assets, subject to certain adjustments, as of the date of the Reorganization.

As a result of the Reorganization, losses and loss carryforwards will benefit the shareholders of the Combined Destination fund, rather than only the shareholders of the Fund that incurred them. Even if a particular limitation described above would not be triggered solely by the Reorganization, the limitation may be triggered by the Reorganization and one or more other transactions entered into by the Target Fund or Destination Fund (including, potentially, another reorganization). By reason of the foregoing rules, taxable shareholders may pay more taxes, or pay taxes sooner, than they otherwise would have if the Reorganization did not occur.

Since the Reorganization is not expected to close until the close of business August 29, 2019, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above may change significantly between now and the completion of the Reorganization. Further, the ability of each Fund to use these losses (even in the absence of the Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.

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PORTFOLIO SECURITIES

If the Reorganization is affected, it is expected that the Target Fund will sell up to 36% of its portfolio securities prior to the reorganization to more closely align the Target Fund’s portfolio with the portfolio of the Destination Fund. Actual sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization. It is expected that the disposition of these portfolio securities will generate capital gains that will be taxable to Target Fund shareholders (aside from tax-exempt accounts) prior to the Reorganization. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold, the selling Fund’s other gains and losses, and the combined Destination Fund’s ability to use any available tax loss carryforwards. The shareholders of the combined Destination Fund would bear the associated costs with any repositioning.

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

The Reorganization

•

The Reorganization is scheduled to occur as of the close of business on August 29, 2019, but may occur on such other date as the parties may agree to in writing (the “Closing Date”).

•

On the Closing Date, the Target Fund will transfer all of its property and assets to the Destination Fund. In exchange, the Destination Fund will assume all of the liabilities of the Target Fund and issue shares, as described below.

•

The Destination Fund will issue a number of its Institutional Class shares to the Target Fund having an aggregate net asset value equal to the aggregate net asset value of the Target Fund Institutional Class shares.

•

Shares of the Destination Fund will then be distributed on the Closing Date to the Target Fund’s shareholders in complete liquidation of the Target Fund in proportion to the relative net asset value of their holdings of the shares of the Target Fund. Therefore, on the Closing Date, upon completion of the Reorganization, the Target Fund shareholders will hold shares of the Destination Fund with the same aggregate net asset value as its holdings of the Target Fund immediately prior to the Reorganization. The net asset value of the Target Fund will be determined using the Target Fund’s valuation policies and procedures and the net asset value attributable to the Destination Fund will be determined using the Destination Fund’s valuation policies and procedures. The Fund assets of the Target Fund and the Destination Fund are valued using the same valuation policies and procedures.

•

The Target Fund will be terminated after the Closing Date.

•

No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. Following the Reorganization, shareholders of the Target Fund will be subject to the fees and expenses of the Destination Fund.

•

Following the Reorganization, NCC will continue to act as investment adviser to the Destination Fund and Parkway Advisors, LP will continue to serve as sub-adviser to the Destination Fund.

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•

The exchange of Target Fund shares for Destination Fund shares in the Reorganization is expected not to result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder. The Reorganization generally will not result in the recognition of gain or loss for federal income tax purposes by the Target Fund or Destination Fund.

Agreement and Plan of Reorganization and Termination

The Reorganization will be undertaken pursuant to the Plan substantially in the form attached as Exhibit A to this Information Statement/Prospectus, which is incorporated herein by this reference. The description of the Plan contained herein, which includes the material provisions of the Plan, is qualified in its entirety by the attached copy.

Determination of Net Asset Value. In the Reorganization, the Destination Fund will deliver to the Target Fund a number of full and fractional Destination Fund shares with an aggregate net asset value equal to the net asset value of the Target Fund attributable to the Target Fund’s shares. The net asset value per share of the Destination Fund shall be computed using the Destination Fund’s valuation procedures and the net asset value per share of the Target Fund shall be computed using the Target Fund’s valuation policies and procedures. The Target Fund and the Destination Funds’ valuation policies and procedures are identical.  The number of full and fractional Destination Fund shares shall be determined by dividing the value of the Target Fund’s net assets by the net asset value of one share of the Destination Fund’s shares (see Section 1.1 of the Plan attached as Exhibit A).

Conditions to Closing the Reorganization. The obligation of each Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including each Fund’s performance of all its obligations under the Plan, the receipt of certain documents and financial statements from the Target Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Sections 6 and 7 of the Plan attached as Exhibit A).

The obligations of each Fund are subject to the receipt of a favorable opinion of the Law Office of C. Richard Ropka, LLC as to the United States federal income tax consequences of the Reorganization (see Section 8.4 of the Plan attached as Exhibit A).

Termination of the Plan. The Board may terminate the Plan at any time before the Closing Date, if the Board believes that proceeding with the Plan is inadvisable with respect to the Target Fund or Destination Fund, respectively. Any such termination will be effective when communicated to the other party (see Section 12 of the Plan attached as Exhibit A).

Expenses of the Reorganization. The total cost of the Reorganization is anticipated to be $20,000. The expenses incurred in connection with the Reorganization will be borne by NCC, provided that expenses will be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a tax-free reorganization (see Section 10.2 of the Plan attached as Exhibit A).

TAX STATUS OF THE REORGANIZATION

The Reorganization is conditioned upon the receipt by the Target Fund and the Destination Fund of an opinion from Law Office of C. Richard Ropka, LLC, counsel to the Funds, substantially to the effect that, for federal income tax purposes:

49

•

The transfer of all of the Target Fund’s assets to the Destination Fund in exchange solely for (a) the issuance of the Destination Fund shares to the Target Fund and (b) the assumption of the Target Fund’s liabilities by the Destination Fund, followed by the distribution of the Destination Fund shares to the Target Fund shareholders in complete liquidation of the Target Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Target Fund and the Destination Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•

No gain or loss will be recognized by the Destination Fund upon receipt of the assets of the Target Fund solely in exchange for shares of the Destination Fund and the assumption by the Destination Fund of all of the liabilities of the Target Fund as part of the Reorganization;

•

The tax basis in the hands of the Destination Fund of the assets of the Target Fund transferred in the Reorganization will be the same as the tax basis of such assets in the hands of the Target Fund immediately before the transfer of the assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer;

•

The holding period in the hands of the Destination Fund of each asset of the Target Fund transferred in the Reorganization, other than assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the asset was held by the Target Fund (except where investment activities of the Destination Fund have the effect of reducing or eliminating the holding period with respect to an asset);

•

No gain or loss will be recognized by the Target Fund upon the transfer of its assets to the Destination Fund solely in exchange for the Destination Fund shares and the assumption by such Destination Fund of all of the liabilities of the Target Fund, or upon the distribution of the Destination Fund shares by the Target Fund to its shareholders in complete liquidation of the Target Fund, except for (1) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (2) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (3) any other gain or loss that may be required to be recognized as a result of the closing of the Target Fund’s taxable year or upon transfer of an asset regardless of whether the transfer would otherwise be a non-recognition transaction under the Code;

•

No gain or loss will be recognized by the Target Fund shareholders upon the exchange of their shares of the Target Fund solely for the shares of the Destination Fund as part of the Reorganization;

•

The aggregate tax basis of the Destination Fund shares received by each shareholder of the Target Fund in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund surrendered in exchange therefor; and

•

Each Target Fund shareholder’s holding period for its Destination Fund shares received in the Reorganization will include the holding period for the shares of the Target Fund exchanged therefor, provided that the shareholder held the Target Fund shares as capital assets on the date of the exchange.

In rendering such opinion, counsel will rely upon, among other things, certain facts, assumptions and representations of the Trust, made on behalf of the Target Fund and Destination Fund.

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No tax ruling has been or will be received from the IRS in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

Monteagle Value Fund

	(Unaudited) Six Months Ended 2/28/2019

		Years Ended
Class I Shares		8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Year/Period	$ 17.02	$ 14.21	$14.41	$ 13.36	$ 18.60	$ 15.17

Income From Investment Operations:
Net Investment Income	0.15*	0.23*	0.25*	0.20	0.20	0.22
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.60)	2.82	0.51	1.90	(2.68)	3.40
Total from Investment Operations	(1.45)	3.05	0.76	2.10	(2.48)	3.62

Distributions:
From Net Investment Income	(0.11)	(0.24)	(0.25)	(0.20)	(0.23)	(0.19)
From Net Realized Gain	-	-	(0.71)	(0.85)	(2.53)	-
Total from Distributions	(0.11)	(0.24)	(0.96)	(1.05)	(2.76)	(0.19)

Net Asset Value, at End of Year/Period	$ 15.46	$ 17.02	$14.21	$ 14.41	$ 13.36	$ 18.60

Total Return **	(8.51)%(b)	21.61%	5.02%	17.05%	(14.33)%	23.94%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$22,011	$24,171	$20,567	$19,813	$ 18,003	$20,864
Ratio of Expenses to Average Net Assets	1.37%(a)	1.33%	1.33%	1.37%	1.33%	1.34%
Ratio of Net Investment Income to Average Net Assets	1.97%(a)	1.41%	1.71%	1.57%	1.26%	1.30%
Portfolio Turnover	11%(b)	6%	30%	40%	15%	37%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

Monteagle Select Value Fund

	(Unaudited) Six Months Ended 2/28/2019

		Years Ended
Class I Shares		8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Year/Period	$ 13.66	$ 12.69	$ 11.83	$ 15.86	$ 18.66	$ 15.07

Income From Investment Operations:
Net Investment Income	0.04*	0.09*	0.23*	0.09	0.15	0.15

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Net Gain (Loss) on Securities (Realized and Unrealized)	(0.52)	1.64	0.98	0.22	(0.87)	3.90
Total from Investment Operations	(0.48)	1.73	1.21	0.31	(0.72)	4.05

Distributions:
From Net Investment Income	(0.04)	(0.24)	(0.07)	(0.13)	(0.15)	(0.13)
From Net Realized Gain	(1.12)	(0.52)	(0.28)	(4.21)	(1.93)	(0.33)
Total from Distributions	(1.16)	(0.76)	(0.35)	(4.34)	(2.08)	(0.46)

Net Asset Value, at End of Year/Period	$ 12.02	$ 13.66	$ 12.69	$ 11.83	$ 15.86	$ 18.66

Total Return **	(2.11)%(b)	13.97%	10.17%	4.75%	(4.10)%	27.29%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 15,264	$ 14,126	$ 12,267	$ 10,318	$ 13,689	$ 16,314
Ratio of Expenses to Average Net Assets	1.35%(a)	1.36%	1.39%	1.43%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	0.70%(a)	0.68%	1.84%	0.87%	0.87%	0.86%
Portfolio Turnover	46%(b)	173%	127%	25%	62%	29%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

VOTING INFORMATION

The Board has fixed the close of business on August 1, 2019 (the “Record Date”), as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and at any postponements or adjournments thereof.

Required Vote for the Proposal. Approval of the Reorganization requires the affirmative vote of a majority of the outstanding voting securities of the Target Fund entitled to vote, as defined under the 1940 Act.

The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of the Target Fund present or represented by proxy at the Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Meeting; or (ii) more than 50% of the total number of outstanding shares of the Target Fund. A vote of shareholders of the Destination Fund is not needed to approve the Reorganization.

Quorum and Method of Tabulation. All properly executed proxies received in time for the Meeting that are not subsequently revoked will be voted as specified in the proxy. If no instructions are given, a proxy will be voted in favor of the proposal.

You may revoke a proxy once it is given by providing written notice to the Target Fund. You may change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet or telephone on a later date, or by attending the Meeting and casting your vote in person. Attendance by a shareholder at the Meeting does not, by itself, revoke a proxy. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it to the Inspector of Elections at the Meeting.

A majority of the shares of the Target Fund entitled to vote on the Record Date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of the Target Fund at the Meeting. In determining whether a quorum is present, shares represented by proxies that reflect abstentions and “broker non-votes” will be counted as shares that are present and entitled to vote. Abstentions and broker non-votes have the

53

effect of counting as a vote against the Reorganization. “Broker non-votes” are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Treating broker non-votes as votes against the Reorganization may have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. To prevent this result, the Target Fund may request that selected brokers or nominees, in their discretion, withhold submission of broker non-votes to avoid the need for solicitation of additional votes in favor of the proposal. The Target Fund also may request that selected brokers or nominees, in their discretion, submit broker non-votes if doing so is necessary to obtain a quorum. Broker non-votes will not be voted “for” or “against” any adjournment.

Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Target Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person.

Shareholders of the Target Fund are entitled to cast one vote for each share owned on the Record Date, and a proportionate fractional vote for each fractional share entitled to vote on the Record Date. If you choose to vote by mail, please sign exactly as your name appears on the proxy card.

Costs. The Advisor has agreed to bear all costs and expenses in connection with the Reorganization. Neither the Target Fund nor the Destination Fund will bear any costs relating to the Reorganization. The expenses of the Reorganization are expected to be approximately $20,000.

Dissenters’ Rights. If the Reorganization is approved at the Meeting, shareholders of the Target Fund will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at NAV until the closing of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Destination Fund, which may also be redeemed at NAV.

Adjournments; Other Business. If the necessary quorum to transact business is not obtained at the Meeting, or if a quorum is obtained but sufficient votes to approve the Reorganization have not been received, the persons named as proxies on the enclosed proxy card may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Except when a quorum is not present at the Meeting, any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. Abstentions and “broker non-votes” will not be counted for or against such proposal to adjourn. The persons named as proxies will vote those proxies that they are entitled to vote FOR the approval of the proposal in favor of such an adjournment, and will vote those proxies required to be voted AGAINST the approval of the proposal against such an adjournment. The Advisor will bear the costs of any adjournment. Any adjourned meeting may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Target Fund intends to present or knows that others will present is the proposal to approve the Reorganization. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies will vote the proxies in their discretion.

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OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of the Target Fund, as of July 1, 2019, the Trustees and officers of the Target Fund owned in the aggregate less than 1% of the outstanding shares of the Target Fund. To the knowledge of the Destination Fund, as of July 1, 2019, the Trustees and officers of the Destination Fund owned in the aggregate less than 1% of the outstanding shares of the Destination Fund.

To the knowledge of the Target Fund, as of July 1, 2019, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Target Fund.

Name & Address	Fund Name	Class	Shares Owned	Percent Owned
Maril & Co. 11270 West Park Place, Suite 400 Milwaukee, WI	Monteagle Value Fund	Class I	1,305,918	99.58%

To the knowledge of the Destination Fund, as of July 1, 2019, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Destination Fund.

Name & Address	Fund Name	Class	Shares Owned	Percent Owned
National Financial Services, LLC 200 Seaport Blvd. Boston, MA 02110	Monteagle Select Value Fund	Class I	786,373	77.24%
Raymond James Financial, Inc. 880 Carillon Pkwy. St. Petersburg, FL 33716	Monteagle Select Value Fund	Class I	167,765	16.47%

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. Shareholders owning of record or beneficially 25% or more of a Fund may be deemed to control such Fund.

FINANCIAL STATEMENT EXPERTS

The financial statements of the Funds for the year ended August 31, 2018, included in the Annual Report to Shareholders filed by the Trust with the SEC on Form N-CSR on November 8, 2018, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities,

55

statements of operations, statements of changes in net assets, financial highlights, notes to financial statements and report of independent registered public accounting firm.

AVAILABLE INFORMATION

You can obtain more free information about each Fund from your investment firm or by writing to your Fund at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147. You may also call (888) 263-5593.

Each Fund’s statement of additional information and shareholder reports are available free of charge on the Funds’ website at www.monteaglefunds.com.

Shareholder reports. Annual and semi-annual reports to shareholders, and quarterly reports filed with the SEC, provide information about each Fund’s investments. An annual report discusses market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the Funds and their predecessors can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Washington, DC 20549. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC’s Internet site at www.sec.gov.

56

Proxy Proxy

MONTEAGLE FUNDS
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD AUGUST 27, 2019
8000 TOWN CENTRE DRIVE, SUITE 400, BROADVIEW HEIGHTS, OH 44147

THIS PROXY IS BEING SOLICITED BY THE BOARD OF TRUSTEES. The undersigned shareholder(s) of the Monteagle Value Fund (the "Target Fund") hereby appoints Brandon Pokersnik and Umberto Anastasi, or either one of them true and lawful attorneys with power of substitution of each, to vote all shares of the Monteagle Value Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on August 27, 2019 at 1:30 p.m., Eastern Time, at the offices of Mutual Shareholder Services, LLC, the Trust's transfer agent, located at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, and at any or all adjournments or postponements.

RECEIPT OF THE NOTICE OF THE SPECIAL MEETING AND THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS IS HEREBY ACKNOWLEDGED. THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. IF NO SPECIFICATION IS MADE AND THE PROXY CARD IS EXECUTED, THE PROXY CARD WILL BE VOTED "FOR" THE PROPOSAL SET FORTH ON THE REVERSE.

CONTROL #:

SHARES:

Note: Please date and sign exactly as the name appears on this proxy card. When shares are held by join owners/tenants, at least on holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian etc., please so indicate. Corporate and partnership

Signature(s) (Title(s), if applicable)

Date

PLEASE VOTE VIA THE INTERNET OR TELEPHONE OR MARK, SIGN, DATE AND RETURN THIS PROXY USING THE ENCLOSED ENVELOPE

CONTINUED ON THE REVERSE SIDE

EVERY SHAREHOLDER'S VOTE IN IMPORTANT!

VOTE THIS PROXY CARD TODAY!

57

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1

To transact any other business that may properly come before the Meeting or any adjournment thereof in the discretion of the proxies or their substitutes.

You may have received more than one proxy card due to multiple investments in the Fund.

PLEASE REMEMBER TO VOTE ALL OF YOUR PROXY CARDS!

PLEASE FOLD ALONG THE PERFORATION, DETACH AND RETURN THE UPPER PORTION IN THE ENCLOSED ENVELOPE.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

58

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of this 30th day of July, 2019, by and among Monteagle Funds, a Delaware statutory trust (the “Trust”), with its principal place of business at 2506 Winford Avenue, Nashville, TN 37211, on behalf of its series listed on Exhibit A attached hereto under the heading “Destination Fund/Classes” (the “Destination Fund”), and the Trust, on behalf of its series listed on Exhibit A attached hereto under the heading Target Fund/Classes (the “Target Fund”) and, solely for purposes of paragraph 10.2 hereof, Nashville Capital Corporation (“NCC”). For purposes of this Agreement, the Trust will be referred to as the “Acquiring Entity” and the “Acquired Entity” when it is referred to in its capacity as the statutory trust of which the Destination Fund and the Target Fund, respectively, are series.

WHEREAS, the Target Fund and Destination Fund are each series of an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, it is intended that, for United States federal income tax purposes (i) the transaction contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitute a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);

WHEREAS, the reorganization of the Target Fund will consist of (1) the assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the Destination Fund in exchange solely for (a) shares of the classes of shares of beneficial interest of the Destination Fund (the “Destination Fund Shares”) corresponding to the classes of outstanding shares of beneficial interest of the Target Fund (the “Target Fund Shares”), as described herein, and (b) the assumption by the Destination Fund of all liabilities of the Target Fund, (2) the subsequent distribution of the Destination Fund Shares (which shall then constitute all of the assets of the Target Fund) to the shareholders of the Target Fund in complete liquidation of the Target Fund Shares and the termination of the Target Fund, as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement, and (3) terminating the Target Fund, all on the terms and conditions set forth herein;

WHEREAS, the Board of Trustees of the Acquiring Entity (the “Acquiring Entity Board”) has determined, with respect to the Destination Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund for Destination Fund Shares and the assumption of all liabilities of the Target Fund by the Destination Fund is in the best interests of the Destination Fund and its shareholders and that the interests of the existing shareholders of the Destination Fund will not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Entity (the “Acquired Entity Board”) has determined, with respect to the Target Fund, that the sale, assignment, conveyance, transfer and delivery

-A1-

of all of the property and assets of the Target Fund for Destination Fund Shares and the assumption of all liabilities of the Target Fund by the Destination Fund is in the best interests of the Target Fund and its shareholders and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.

TRANSFER OF ASSETS OF THE TARGET FUND TO THE DESTINATION FUND IN EXCHANGE FOR DESTINATION FUND SHARES, ASSUMPTION OF ALL LIABILITIES OF THE TARGET FUND AND LIQUIDATION AND TERMINATION OF THE TARGET FUND

1.1. Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Entity, on behalf of the Target Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets attributable to the Target Fund, as set forth in paragraph 1.2, to the Destination Fund, and the Acquiring Entity, on behalf of the Destination Fund, agrees in exchange therefor: (a) to deliver to the Target Fund the number of full and fractional Destination Fund Shares of each class corresponding to a class of Target Fund Shares as of the time and date set forth in paragraph 3.1 determined by dividing the value of the Acquired Entity’s net assets with respect to that class of Target Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Destination Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Target Fund as set forth in paragraph 1.2. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). Exhibit A attached hereto shows the Destination Fund and its classes of shares and the Target Fund and its corresponding classes of shares. For purposes of this Agreement, each class of shares of the Target Fund as set forth on Exhibit A corresponds to the class of shares of the Destination Fund as set forth on such Exhibit, the term “Destination Fund Shares” should be read to include each such class of shares of the Destination Fund, and the term “Target Fund Shares” should be read to include each such class of shares of the Target Fund.

1.2. The property and assets of the Acquired Entity attributable to the Target Fund to be assigned, conveyed, transferred and delivered to and acquired by the Acquiring Entity, on behalf of the Destination Fund, shall consist of all assets and property of every kind and nature of the Target Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Target Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Acquiring Entity, on behalf of the Destination Fund, shall assume all of the liabilities and obligations of the Target Fund, including, without limitation, all indemnification obligations of the Target Fund with respect to the current and former members of the Acquired Entity Board and officers of the Acquired Entity, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). The Target Fund will promptly assign, convey, transfer and deliver to the Acquiring Entity, on behalf of the Destination Fund, any rights,

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stock dividends, cash dividends or other securities received by the Target Fund after the Closing Date as stock dividends, cash dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, cash dividends and other securities shall be deemed included in the property and assets transferred to the Acquiring Entity, on behalf of the Destination Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Target Fund acquired by the Acquiring Entity on behalf of the Destination Fund.

1.3. Immediately following the actions contemplated by paragraph 1.1, the Acquired Entity shall take such actions as may be necessary or appropriate to complete the liquidation of the Target Fund. To complete the liquidation, the Acquired Entity, on behalf of the Target Fund, shall (a) distribute to the shareholders of record with respect to each class of the Target Fund Shares as of the Closing Date (“Target Fund Shareholders”), on a pro rata basis, the Destination Fund Shares of the corresponding class of the Destination Fund received by the Acquired Entity, on behalf of the Target Fund, pursuant to paragraph 1.1, in complete liquidation of the Target Fund and in complete redemption of the Target Fund Shares, and (b) terminate the Target Fund in accordance with applicable state law. Such distribution and redemption shall be accomplished, with respect to each class of Target Fund Shares, by the transfer of the corresponding class of Destination Fund Shares then credited to the account of the Target Fund on the books of the Destination Fund to open accounts on the share records of the Destination Fund in the names of the Target Fund Shareholders. The aggregate net asset value of each class of Destination Fund Shares to be so credited to each Target Fund Shareholder holding Target Fund Shares of the corresponding class shall be equal to the aggregate net asset value of the Target Fund Shares of that class owned by that Target Fund Shareholder on the Closing Date. All issued Target Fund Shares will be canceled on the books of the Target Fund. The Destination Fund shall not issue certificates representing any class of Destination Fund Shares in connection with such exchange.

1.4. Ownership of Destination Fund Shares will be shown on the books of the Destination Fund as maintained by the Destination Fund’s transfer agent.

1.5. Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns for periods ending on or prior to the Closing Date, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Entity, on behalf of the Target Fund. The Acquiring Entity shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

2.

VALUATION

2.1. The value of the Assets and the amount of the Liabilities of the Target Fund, and the amounts thereof attributable to each class of shares of the Target Fund, shall be determined as of the time for calculation of its net asset value as set forth in the then-current prospectus for the Target Fund, and after the declaration of any dividends by the Target Fund, on the applicable Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the Trust’s valuation procedures. All

-A3-

computations of value and amounts shall be subject to confirmation by the independent registered public accounting firm for the Target Fund.

2.2. The net asset value per share of each class of the Destination Fund Shares shall be determined as of the time for calculation of the Destination Fund’s net asset value as set forth in the then-current prospectus for the Destination Fund on the Valuation Date, computed using the Trust’s valuation procedures. All computations of value and amounts shall be made by the independent registered public accounting for the Destination Fund.

3.

CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be August 29, 2019, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time, or, as to any Reorganization, such later time on that date as the Target Fund’s net asset value and/or the net asset value per share of the class of shares of the Destination Fund is calculated in accordance with Article 2 and after the declaration of any dividends. The Closing shall be held at the offices of Mutual Shareholder Services (“MSS”), located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 or at such other time and/or place as the parties may agree.

3.2. At the Closing of the Reorganization, the Acquired Entity shall direct Huntington National Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets from the accounts of the Target Fund that the Custodian maintains as custodian for the Target Fund to the accounts of the Destination Fund that the Custodian maintains as custodian for the Destination Fund. The Acquired Entity shall, within one business day after the Closing for the Reorganization, deliver to the Acquiring Entity a certificate of an authorized officer stating that (i) the Assets of the Target Fund have been so transferred as of the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Target Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3. The Acquired Entity shall direct Mutual Shareholder Services, Inc., in its capacity as transfer agent for the Target Fund (“Transfer Agent”), to deliver to the Acquiring Entity, within one (1) business day after the Closing of the Reorganization, a certificate of an authorized officer stating that its records contain the name and address of the Target Fund Shareholders of the Target Fund and the class, number and percentage ownership of the outstanding Target Fund Shares owned by each such shareholder immediately prior to the Closing. At the Closing of the Reorganization, the Destination Fund shall deliver to the Secretary of the Target Fund a confirmation evidencing that (a) the appropriate number of Destination Fund Shares of the appropriate class or classes have been credited to the Target Fund’s account on the books of the Destination Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.3 and (b) the appropriate number of Destination Fund Shares of the appropriate class or classes have been credited to the accounts of the Target Fund Shareholders on the books of the Destination Fund pursuant to paragraph 1.3. At the Closing, each party shall deliver to the other party

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such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Destination Fund or the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Target Fund or the Destination Fund is impracticable (in the judgment of the Acquiring Entity Board with respect to the Destination Fund and the Acquired Entity Board with respect to the Target Fund), the Closing Date for the Reorganization shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.

REPRESENTATIONS AND WARRANTIES

4.1. Except as has been fully disclosed to the Acquiring Entity in Schedule 4.1 of this Agreement, the Acquired Entity, on behalf of the Target Fund, represents and warrants to the Acquiring Entity and the Destination Fund as follows:

(a)

The Target Fund is duly established as a series of the Acquired Entity, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquired Entity’s Declaration of Trust, as amended (the “Acquired Entity Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquired Entity is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquired Entity. The Acquired Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

(b)

The Acquired Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Target Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c)

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and state securities laws.

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(d)

The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)

On the Closing Date, the Acquired Entity, on behalf of the Target Fund, will have good and marketable title to the Target Fund’s Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Entity, on behalf of the Destination Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f)

The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of the Target Fund, will not result, in a material violation of Delaware law or of the Acquired Entity Charter or the by-laws of the Acquired Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Entity, on behalf of the Target Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of the Target Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Entity, on behalf of the Target Fund, is a party or by which it is bound.

(g)

All material contracts or other commitments of the Target Fund (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, and those contracts listed in Schedule 4.1) will terminate without liability to the Target Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Target Fund and, to the Target Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Target Fund to the Destination Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by the Target Fund or the imposition of any penalty thereunder.

(h)

No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquired Entity’s knowledge, threatened against the Acquired Entity, with respect to the Target Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Target Fund’s business. The Acquired Entity, on behalf of the Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Target Fund’s business or the Acquired Entity’s ability to consummate the transactions herein contemplated on behalf of the Target Fund.

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(i)

The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Target Fund for the most recently completed fiscal year of the Target Fund have been audited by Cohen & Company, Ltd., independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Entity) present fairly, in all material respects, the financial condition of the Target Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j)

Since the last day of the most recently completed fiscal year of the Target Fund prior to the date of this Agreement, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, or any incurrence by the Target Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Target Fund Shares due to declines in market values of securities held by the Target Fund, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by shareholders of the Target Fund shall not constitute a material adverse change.

(k)

On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Target Fund required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to have been shown as due from the Target Fund on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquired Entity’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(l)

The Target Fund is a separate series of the Acquired Entity that is treated as a corporation separate from any and all other series of the Acquired Entity under Section 851(g) of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), the Target Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), the Target Fund will have distributed, on or before the Closing Date, substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) the Target Fund will not have any unpaid tax liability under Section

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852 of the Code. For each calendar year of its operation (including the calendar year that includes the Closing Date), the Target Fund will have made such distributions on or before the Closing Date, as are necessary so that for all calendar years ending on or before the Closing Date, and for the calendar year that includes the Closing Date, the Target Fund will not have any unpaid tax liability under Section 4982 of the Code.

(m)

All issued and outstanding Target Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquired Entity and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Target Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Target Fund, as provided in paragraph 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Fund Shares, nor is there outstanding any security convertible into any of the Target Fund Shares.

(n)

The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquired Entity Board, on behalf of the Target Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Entity, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)

The information to be furnished by the Acquired Entity, on behalf of the Target Fund, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p)

The Registration Statement (as defined in paragraph 5.8), insofar as it relates to the Target Fund, on the effective date of the Registration Statement and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity, on behalf of the Destination Fund, for use therein), and (ii) comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been fully disclosed to the Acquired Entity in Schedule 4.2 to this Agreement, the Acquiring Entity, on behalf of the Destination Fund, represents and warrants to the Acquired Entity and the Target Fund as follows:

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(a)

The Destination Fund is duly established as a series of the Acquiring Entity, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with the power under the Acquiring Entity’s Declaration of Trust, as amended (the “Acquiring Entity Charter”), to own all of the assets of the Destination Fund and to carry on its business as it is being conducted as of the date hereof. The Acquiring Entity is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquiring Entity. The Acquiring Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.2(c).

(b)

The Acquiring Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Destination Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c)

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Destination Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state securities laws.

(d)

The current prospectus and statement of additional information of the Destination Fund and each prospectus and statement of additional information of the Destination Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)

The Destination Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Destination Fund, will not result, in a material violation of Delaware law or the Acquiring Entity Charter or the by-laws of the Acquiring Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Entity, on behalf of the Destination Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Destination Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Entity, on behalf of the Destination Fund, is a party or by which it is bound.

(f)

No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity, with respect to the Destination Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Destination Fund’s business. The Acquiring Entity, on behalf of the Destination Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and

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adversely affects the Destination Fund’s business or the Acquiring Entity’s ability to consummate the transactions herein contemplated on behalf of the Destination Fund.

(g)

The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Destination Fund as at the last day of and for the most recently completed fiscal year of the Destination Fund have been audited by Cohen & Company, Ltd., independent registered certified public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquired Entity) present fairly, in all material respects, the financial condition of the Destination Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Destination Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h)

Since the last day of the most recently completed fiscal year of the Destination Fund prior to the date of this Agreement, there has not been any material adverse change in the Destination Fund’s financial condition, assets, liabilities or business, or any incurrence by the Destination Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Destination Fund Shares due to declines in market values of securities held by the Destination Fund, the discharge of Destination Fund liabilities, or the redemption of Destination Fund Shares by shareholders of the Destination Fund shall not constitute a material adverse change.

(i)

On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Destination Fund required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Destination Fund on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquiring Entity’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(j)

The Destination Fund is a separate series of the Acquiring Entity that is treated as a corporation separate from any and all other series of the Acquiring Entity under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Destination Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation ending prior to the Closing Date, the Destination Fund will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any capital loss carryover) such that for all tax periods ending prior to the Closing Date the Destination Fund will not

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have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation ending prior to the Closing Date, the Destination Fund will have made such distributions as are necessary so that for all calendar years ending prior to the Closing Date the Destination Fund will not have any unpaid tax liability under Section 4982 of the Code.

(k)

All issued and outstanding Destination Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquiring Entity and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Destination Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Destination Fund Shares, nor is there outstanding any security convertible into any Destination Fund Shares. All of the Destination Fund Shares to be issued and delivered to the Acquired Entity, for the account of the Target Fund Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Destination Fund Shares and be fully paid and non-assessable by the Acquiring Entity.

(l)

The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquiring Entity Board, on behalf of the Destination Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Entity, on behalf of the Destination Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)

The information to be furnished by the Acquiring Entity, on behalf of the Destination Fund, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(n)

The Registration Statement (as defined in paragraph 5.8), insofar as it relates to the Destination Fund, on the effective date of the Registration Statement and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Entity for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.

COVENANTS

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The Acquired Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Destination Fund, respectively, hereby further covenant as follows:

5.1. The Target Fund and the Destination Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2. The Destination Fund Shares to be acquired by the Target Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3. The Acquired Entity, on behalf of the Target Fund, will assist the Acquiring Entity in obtaining such information as the Acquiring Entity reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.4. Subject to the provisions of this Agreement, the Acquiring Entity, on behalf of the Destination Fund, and the Acquired Entity, on behalf of the Target Fund, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5. Each of the Acquiring Entity, on behalf of the Destination Fund, and the Acquired Entity, on behalf of the Target Fund, will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.6. The Acquired Entity, on behalf of the Target Fund, will, from time to time, as and when reasonably requested by the Acquiring Entity, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Entity, on behalf of the Destination Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Entity’s title to and possession of the Destination Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s title to and possession of all the Assets, and to otherwise to carry out the intent and purpose of this Agreement.

5.7. The Acquiring Entity, on behalf of the Destination Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.8. The Acquiring Entity, on behalf of the Destination Fund, shall prepare and file a registration statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Acquired Entity, on behalf of the Target Fund, will provide to the Acquiring Entity such information

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regarding the Target Fund as may be reasonably necessary for the preparation of the Registration Statement.

6.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

The obligations of the Acquired Entity, on behalf of the Target Fund, to consummate the Reorganization of the Target Fund shall be subject, at the Acquired Entity’s election, to the following conditions with respect to the Target Fund:

6.1. All representations and warranties of the Acquiring Entity, on behalf of the Destination Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2. The Acquiring Entity, on behalf of the Destination Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity, on behalf of the Destination Fund, on or before the Closing Date.

6.3. The Acquiring Entity, on behalf of the Destination Fund, shall have executed and delivered an assumption of the Liabilities of the Target Fund and all such other agreements and instruments as the Acquired Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Destination Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s assumption of all of the Liabilities, and to otherwise to carry out the intent and purpose of this Agreement.

6.4. The Acquiring Entity, on behalf of the Destination Fund, shall have delivered to the Target Fund a certificate executed in the name of the Acquiring Entity, on behalf of the Destination Fund, by the Acquiring Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Entity shall reasonably request.

6.5. The Acquiring Entity, on behalf of the Destination Fund, and the Acquired Entity, on behalf of the Target Fund, shall have agreed on the number of full and fractional Destination Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DESTINATION FUND

The obligations of the Acquiring Entity, on behalf of the Destination Fund, to consummate the Reorganization of the Destination Fund shall be subject, at the Acquiring Entity’s election, to the following conditions with respect to the Destination Fund:

7.1. All representations and warranties of the Acquired Entity, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and,

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except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2.  The Acquired Entity, on behalf of the Target Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Entity, on behalf of the Target Fund, on or before the Closing Date.

7.3. The Acquired Entity shall have delivered to the Acquiring Entity, on behalf of the Destination Fund, a Statement of Assets and Liabilities of the Target Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Acquired Entity on behalf of the Target Fund. The Acquired Entity, on behalf of the Target Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Destination Fund Shares to be delivered hereunder and (b) the Destination Fund’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

7.4. The Acquired Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity a certificate executed in the name of the Acquired Entity, on behalf of the Target Fund, by the Acquired Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Entity shall reasonably request.

7.5. The Acquired Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Destination Fund, shall have agreed on the number of full and fractional Destination Fund Shares to be issued by the Destination Fund in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DESTINATION FUND AND THE TARGET FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Entity, on behalf of the Target Fund, or the Acquiring Entity, on behalf of the Destination Fund, the other party to this Agreement shall be entitled on behalf of the Target Fund or Destination Fund, as applicable, at its option, to (and shall, in the case of a failure to satisfy the conditions set forth in paragraph 8.4) refuse to consummate the transactions contemplated by this Agreement with respect to the Target Fund and the Destination Fund:

8.1. On the applicable Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Acquired Entity, with respect to the Target Fund, or the Acquiring Entity, with respect to the Destination Fund, from completing the transactions contemplated by this Agreement.

8.2. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Entity or the Acquired Entity to permit

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consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Destination Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions.

8.3. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.4. The parties shall have received the opinion of the Law Office of C. Richard Ropka, LLC, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations and upon certifications made by the Acquired Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Destination Fund, (i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Target Fund and the Destination Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Destination Fund upon receipt of the Assets of the Target Fund solely in exchange for the Destination Fund Shares and the assumption by the Acquiring Entity, on behalf of the Destination Fund, of the Liabilities of the Target Fund as part of the Reorganization; (iii) the tax basis in the hands of the Destination Fund of the Assets of the Target Fund transferred to the Destination Fund in the Reorganization will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer; (iv) the holding period in the hands of the Destination Fund of each Asset transferred to the Destination Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the Asset was held by the Target Fund (except where investment activities of the Destination Fund have the effect of reducing or eliminating the holding period with respect to an asset); (v) no gain or loss will be recognized by the Target Fund in the Reorganization upon the transfer of its Assets to the Destination Fund solely in exchange for the Destination Fund Shares and the assumption by the Acquiring Entity, on behalf of the Destination Fund, of the Liabilities of the Target Fund, or upon the distribution of the Destination Fund Shares by the Target Fund to its shareholders in complete liquidation of the Target Fund, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Target Fund’s taxable year or upon the transfer of an Asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; (vi) no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund Shares solely for the Destination Fund Shares as part of the Reorganization; (vii) the aggregate tax basis of the Destination Fund Shares that each Target Fund Shareholder of the Target Fund receives in the Reorganization will be the same as the aggregate tax basis of his or her Target Fund Shares exchanged therefor; and (viii) each Target Fund Shareholder’s holding period for his or her Destination Fund Shares received in the Reorganization will include the holding period for which he or she held the Target Fund Shares exchanged therefor, provided that he or she held the Target Fund Shares as capital assets on the date of the exchange. The delivery of such opinion is conditioned upon the receipt by the Law Office of C.

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Richard Ropka, LLC of representations it shall request of the Acquiring Entity and the Acquired Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.4 on behalf of the Target Fund or the Destination Fund.

8.5. The Acquiring Entity, on behalf of the Destination Fund, shall have received on the applicable Closing Date an opinion of the Law Office of C. Richard Ropka, LLC, in a form reasonably satisfactory to the Acquiring Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquired Entity, on behalf of the Target Fund, and its authorized officers: (a) the Acquired Entity is a statutory trust existing under the laws of the State of Delaware; (b) the Acquired Entity, with respect to the Target Fund, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Acquired Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquired Entity, on behalf of the Target Fund, and constitutes a valid and legally binding obligation of the Acquired Entity, on behalf of the Target Fund, enforceable against the Acquired Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Destination Fund Shares and the assumption by the Destination Fund of the Liabilities pursuant to this Agreement will not, violate the Acquired Entity Charter or the bylaws of the Acquired Entity. Such opinion may state that it is solely for the benefit of the Acquiring Entity and the Acquiring Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of the Law Office of C. Richard Ropka, LLC appropriate to render the opinions expressed therein.

8.6. The Acquired Entity, on behalf of the Target Fund, shall have received on the applicable Closing Date an opinion of the Law Office of C. Richard Ropka, LLC, in a form reasonably satisfactory to the Acquired Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquiring Entity, on behalf of the Destination Fund and its authorized officers: (a) the Acquiring Entity is a statutory trust validly existing under the laws of the State of Delaware; (b) the Acquiring Entity, with respect to the Destination Fund, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as know to such counsel, delivered by the Acquiring Entity, on behalf of the Destination Fund, and constitutes a valid and legally binding obligation of the Acquiring Entity, on behalf of the Destination Fund, enforceable against the Acquiring Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the issuance of the Destination Fund Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Acquiring Entity Charter or the by-laws of the Acquiring Entity. Such opinion may state that it is solely for the benefit of the Acquired Entity and the Acquired Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of the Law Office of C. Richard Ropka, LLC appropriate to render the opinions expressed therein.

9.

INDEMNIFICATION

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9.1. The Acquiring Entity, out of the Destination Fund’s assets and property (including any amounts paid to the Destination Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Entity and the members of the Acquired Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Entity, on behalf of the Destination Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Entity or the members of the Acquiring Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquiring Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2. The Acquired Entity, out of the Target Fund’s assets and property (including any amounts paid to the Target Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless the Acquiring Entity and the members of the Acquiring Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Entity, on behalf of an Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Entity or the members of the Acquired Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquired Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.

BROKER FEES AND EXPENSES

10.1. The Acquiring Entity, on behalf of the Destination Fund, and the Acquired Entity, on behalf of the Target Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2. The total cost of the Reorganization is anticipated to be $20,000. The costs of the Reorganization will be borne by NCC. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on the Target Fund or the Destination Fund or on shareholders of the Target Fund or the Destination Fund.

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11.

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1. The Acquiring Entity and the Acquired Entity agree that neither party has made any representation, warranty or covenant, on behalf of the Destination Fund or the Target Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2. The covenants to be performed after the Closing by both the Acquiring Entity and the Acquired Entity, and the obligations of the Acquiring Entity, on behalf of the Destination Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12.

TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to any Destination Fund or Target Fund at any time prior to the Closing Date with respect to the Reorganization by resolution of either the Acquiring Entity Board or the Acquired Entity Board, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Destination Fund or the Target Fund, respectively. Any such termination resolution will be effective when communicated to the other party.

13.

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Entity and the Acquiring Entity.

14.

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Acquiring Entity or the Acquired Entity, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15.

HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1. The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

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15.3. This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of Tennessee.

15.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5. The warranties, representations and agreements contained in this Agreement made by the Acquired Entity, on behalf of the Target Fund, are made on a several (and not joint, or joint and several) basis. Similarly, the warranties, representations and agreements contained in this Agreement made by the Acquiring Entity, on behalf of the Destination Fund, are made on a several (and not joint, or joint and several) basis.

[Rest of page intentionally left blank]

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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MONTEAGLE FUNDS, on behalf of its portfolio series listed on Schedule A, individually and not jointly

/s/ Paul B. Ordonio, JD

By:    Paul B. Ordonio, JD

Title: President

NASHVILLE CAPITAL CORPORATION with respect to Paragraph 10.2.

/s/ Micah D. White, CFA

By:    Micah D. White, CFA

Title: Principal

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Schedule A

Shareholders of the Target Fund will receive shares of the Destination Fund

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PART B

MONTEAGLE FUNDS
on behalf of its Series:

MONTEAGLE SELECT VALUE FUND

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(888) 263-5593

STATEMENT OF ADDITIONAL INFORMATION

August 20, 2019

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the combined Information Statement and Prospectus dated August 20, 2019 (the “Information Statement/Prospectus”), which relates to Institutional Class shares of Monteagle Select Value Fund (the “Destination Fund”) to be issued in exchange for shares of the series of Monteagle Value Fund (the “Target Fund”), as shown below. Please retain this SAI for further reference.

To obtain a copy of the Information Statement/Prospectus, free of charge, please write to the Destination Fund at the address set forth above or call the Destination Fund at the number set forth above.

The following table indicates (a) the Target Fund and Destination Fund involved in the Reorganization, and (b) the corresponding Destination Fund shares that the Target Fund shareholders will receive.

Target Fund & Share Class	Destination Fund & Share Class
Monteagle Value Fund	Monteagle Select Value Fund
Institutional Class	Institutional Class

1

TABLE OF CONTENTS

INTRODUCTION

1

FUND HISTORY

3

INVESTMENT POLICIES AND RISKS

3

INVESTMENT LIMITATIONS

14

PERFORMANCE DATA AND ADVERTISING

17

MANAGEMENT

18

PORTFOLIO TRANSACTIONS

36

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

38

ADDITIONAL TAX INFORMATION

42

OTHER MATTERS

45

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

50

APPENDIX B - MISCELLANEOUS TABLES

55

APPENDIX C - PROXY VOTING PROCEDURES

60

PRO FORMA FINANCIAL STATEMENTS

65

2

INTRODUCTION

This SAI is intended to supplement the Information Statement/Prospectus relating specifically to the proposed transfer of all of the assets of the Target Fund to, and the assumption of the liabilities of the Target Fund by, the Destination Fund in exchange for shares of the Destination Fund as shown in the table on the cover page of this SAI.

GLOSSARY

"Administrator" or "Transfer Agent" means the administrator, transfer agent, dividend disbursing agent and fund accountant of each Fund.

"Adviser" means Nashville Capital Corporation.

"Board" means the Board of Trustees of the Trust.

“CEA” means the Commodity Exchange Act, as amended.

"CFTC" means the U.S. Commodities Futures Trading Commission.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means the custodian of each Fund's assets.

"Distributor" means the principal underwriter of each Fund.

"ETF" means Exchange Traded Fund.

"Fitch" means Fitch Ratings.

"Fund" means each of the separate series of the Trust to which this SAI relates as identified on the cover page.

"Funds" means each series of the Trust, collectively, as identified on the cover page of the SAI.

"Moody's" means Moody's Investors Service, Inc.

"NAV" means net asset value.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"Sub-adviser" means Parkway Advisors, LP, Howe and Rusling, Inc., Robinson Investment Group, Inc., T.H. Fitzgerald & Co., or J. Team Financial, Inc., as appropriate.

"Trust" means Monteagle Funds.

"Trustees" means the Board of Trustees of the Trust.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

FUND HISTORY

Monteagle Funds was organized on November 25, 1997 as a Delaware statutory trust. Each of the Monteagle Fixed Income Fund, Monteagle Informed Investor Growth Fund, Monteagle Quality Growth Fund, Monteagle Select Value Fund, Monteagle Value Fund and The Texas Fund is an open end, management investment company and a separate diversified series of the Trust. The Trust’s Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series.

INVESTMENT POLICIES AND RISKS

The Prospectus describes each Fund’s investment objective and principal investment strategy, as well as the principal investment risks of each Fund. The following discussion supplements the disclosure found in each Fund's respective Prospectus describing investment techniques, strategies, and risks.

COMMON STOCKS

The Funds may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Funds may also invest in warrants and rights related to common stocks.

FIXED INCOME

SECURITY RATINGS INFORMATION

The Fixed Income Fund’s investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Funds hold. To limit credit risk, each Fund generally may only invest its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser or Sub-adviser to be of comparable quality.

The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. Each Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser or Sub-adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) (i.e., junk bonds) if the Adviser or Sub-adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

The Fixed Income Fund invests only in investment grade intermediate term fixed income securities and maintains an average maturity of bonds and notes (on a dollar weighted basis) of between 3 and 8 years; specifically, rated at least Aa or higher by Moody's or AA or higher by S&P for municipal bonds and A or higher by Moody's or A or higher by S&P for corporate bonds. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, mortgaged-backed (and similar securities), taxable municipal bonds and corporate debt securities, but no more than 70% in any one category.

Moody's, S&P, Fitch and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by the NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security, among other factors. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser or Sub-adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser or Sub-adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

BORROWING MONEY

No Fund may purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made. This is a non-fundamental policy of the Trust, and if a Fund selects to modify this policy, then the applicable Fund will provide Shareholders with at least 60 days’ notice of any change to this limitation.

TEMPORARY DEFENSIVE POSITION

A Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by a NRSRO or, if not rated, determined by the Adviser or Sub-adviser to be of comparable quality.

COMMERCIAL PAPER AND MONEY MARKET INSTRUMENTS

The Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of $1 billion and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which a Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

The Monteagle Informed Investor Growth Fund may hold all or a portion of its assets in broad market index ETFs, money market instruments, securities of no-load mutual fund or repurchase agreements.  However, the Monteagle Informed Investor Growth Fund currently does not invest in leveraged or other ETFs that create indirect exposure for the Fund to “commodity interests” as defined in the CEA that would cause the Fund to be considered a “commodity pool” under that Act. As a result, fewer types of ETFs are available for the Sub-adviser to engage in the temporary measures described. This may potentially result in reduced performance returns and/or reduced risk to the Monteagle Informed Investor Growth Fund and its shareholders.  If the Monteagle Informed Investor Growth Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees.  As a result of engaging in temporary measures, the Fund may not achieve its investment objective.

HEDGING AND OPTION INCOME STRATEGIES

A Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase. A Fund accomplishes a hedge by purchasing options or writing (selling) covered options on securities in which it has invested or on any securities index based in whole or in part on securities in which the Fund may invest. Options may trade on an exchange or the over-the-counter market.

No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, no Fund may sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets.

These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

The Funds may write covered options. An option is covered if, as long as a Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities with a value at all times sufficient to cover the Fund's obligation under the option.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

Options Strategies

A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

A Fund may purchase call options on debt securities that the Fund's Adviser or Sub-adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

Risks

A Fund's use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:

•

Dependence on the Adviser or Sub-adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets.

•

Imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective.

•

The fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest.

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Lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

•

The possible need to defer closing out of certain options to avoid adverse tax consequences.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

COMMODITY INTERESTS

The Funds currently do not invest in futures contracts, options on futures contracts, swaps or other instruments that would be regarded as “commodity interests” under the CEA and the rules thereunder, and are thus not “commodity pools” under the CEA. As a result, neither the Adviser nor any of the Sub-advisers has registered with the CFTC as a “commodity pool operator” nor filed notices of eligibility for exemption under CFTC Rule 4.5 as a consequence of their activities for the Funds. If in the future a Fund intends to invest in “commodity interests,” it will do so in accordance with the requirements of Rule 4.5 or other applicable CFTC rules.

The Funds also currently do not invest in other vehicles or investments that create indirect exposure for the Fund to “commodity interests” as defined in the CEA that would cause the Fund to be considered a “commodity pool” under that Act.

CONVERTIBLE SECURITIES

The Funds may only invest in convertible securities that are investment grade.

In General

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Risks

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Convertible securities also are subject to the risks of debt securities. Changes in interest rates could adversely affect a convertible security's value and an issuer may default on payments of interest or principal.

Value of Convertible Securities

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

ILLIQUID AND RESTRICTED SECURITIES

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

In General

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, options purchased over-the-counter, securities which are not readily marketable and restricted securities. Restricted securities, except as otherwise determined by the Adviser or Sub-adviser, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

Risks

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser or Sub-adviser to be liquid, can become illiquid.

Determining Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser or Sub-adviser, pursuant to guidelines approved by the Board. The Adviser or Sub-adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser or Sub-adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser or Sub-adviser may determine that the securities are not illiquid.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

The Monteagle Fixed Income Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

Risks

The use of when-issued transactions and forward commitments enables the Monteagle Fixed Income Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Fund's Adviser or Sub-adviser forecasts incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices lower than the current market values.

The Monteagle Fixed Income Fund enters into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund subsequently chooses to dispose of its right to acquire a when-issued security or its right to deliver or receive against a forward commitment before the settlement date, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of the Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

The Monteagle Fixed Income Fund will establish and maintain a separate account with cash, U.S. Government Securities and other liquid securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis. Except for dollar roll transactions, which are described below, the Fund will limit its investments in when-issued and forward commitment securities to 15% of the value of the Fund's total assets.

DOLLAR ROLL TRANSACTIONS

The Monteagle Fixed Income Fund may enter into dollar roll transactions in which the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the Fund, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. If the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. The Fund will limit its obligations on dollar roll transactions to 35% of the Fund's net assets.

MISCELLANEOUS FIXED INCOME SECURITIES

U.S. Government Securities

The Funds, if assuming a temporary defensive position, may invest in U.S. Government Securities, including U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae"). Generally, no Fund will invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

Variable and Floating Rate Securities

The Monteagle Fixed Income Fund may invest in securities that pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to reduce fluctuations in its net asset value. Variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

There may not be an active secondary market for certain floating or variable rate instruments which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to an instrument. The Fund's Adviser or Sub-adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Demand Notes

The Funds may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although the Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. The Fund's Adviser or Sub-adviser continuously monitors the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

Zero-Coupon Securities

The Monteagle Fixed Income Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but the Fund must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Fund may invest. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser or Sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Mortgage-Backed Securities

The Funds intend to invest only in mortgage-backed securities issued by the U.S. Government or Government-related issuers described below.

Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

Government and Government-Related Guarantors

The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

Privately Issued Mortgage-Backed Securities

These include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and collateralized mortgage obligations ("CMOs"), which are described below. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies.

Underlying Mortgages

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Liquidity and Marketability

Generally, government and government-related pass-through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

Average Life and Prepayments

The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of mortgages having terms of 30 years or less is typically between 5 and 12 years.

Yield Calculations

Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

Adjustable Rate Mortgage-Backed Securities

Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they also may have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying a Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

Collateralized Mortgage Obligations ("CMOS")

CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets").

CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

Asset-Backed Securities

These securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

SECURITIES LENDING

The Funds may make loans of their portfolio securities (in an amount up to 33 1/3% of Fund assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Sub-Adviser. Furthermore, loans will only be made if, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 102% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) a Fund may pay only reasonable fees in connection with the loan; and (6) a Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Sub-Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Funds may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Funds may rely.

For purposes of all investment policies of The Texas Fund, except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of The Texas Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a non-fundamental policy of a Fund without shareholder approval.

FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

Issuance of Senior Securities

No Fund may issue senior securities except as: i) permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff; and ii) to the extent a Fund may borrow money subject to its investment limitation on borrowing.

Underwriting Activities

No Fund may act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.

Concentration

No Fund may purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund's investments in such industry would comprise 25% or more of the value of its total assets.

Purchases and Sales of Real Estate

No Fund may purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

Purchases and Sales of Commodities

No Fund may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

Making Loans

No Fund may make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements. A Fund may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33-1/3% of the value of its total assets.

Diversification

Each Fund (except the Monteagle Informed Investor Growth Fund) is "diversified" as that term is defined in the 1940 Act. This means that each Fund (except the Monteagle Informed Investor Growth Fund) may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities and securities of other investment companies are not subject to this limitation). The Monteagle Informed Investor Growth Fund is non-diversified and as a result the foregoing requirements do not apply to the Informed Investor Growth Fund.

NON-FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

Borrowing

No Fund may purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Illiquid Securities

No Fund may acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

Short Sales

No Fund may make short sales of securities (except short sales against the box). The Monteagle Informed Investor Growth Fund assets may be invested in broad market index exchange traded funds ("ETFs") -- including ETFs that are leveraged or inversely related to the market. These investments do not constitute a deviation from this non-fundamental policy.

Sector Concentration

The Funds are not intended to be a "Sector Fund" (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Funds' policy is, except for The Texas Fund, if the 25% threshold is exceeded due to market appreciation, the portfolio managers shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%. The portfolio managers of The Texas Fund are not obligated and do not intend to commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%.  The applicable Fund will provide Shareholders with at least 60 days’ notice of any change to this limitation.

Purchases on Margin

No Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options.

Pledging

No Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The Fund will maintain asset coverage of 300% of all borrowing.  The deposit in escrow of securities in connection with the writing of put and call options and collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

Oil, Gas or Mineral

No Fund may invest in interests in oil or gas or interests in other mineral exploration or development programs. This non-fundamental limitation shall not prevent the Funds from investing in the stock of companies who operate in the oil, gas or mineral industry.

PERFORMANCE DATA AND ADVERTISING

PERFORMANCE DATA

A Fund may quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

•

Data published by independent evaluators such as Morningstar, Inc., Lipper, IBC/Donohue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

•

The performance of other mutual funds.

•

The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500® Index, the Russell 3000® Index, the Russell 2000® Index, the Russell MidcapTM Index, the Russell 1000® Value Index, the Russell 1000® Growth Index, the Russell 2500® Index, the Morgan Stanley Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Barclays Capital Intermediate Government Bond Index (formerly the Lehman Brothers Intermediate Government Bond Index), the Barclays Capital Government Bond Index (formerly the Lehman Brothers Government Bond Index), the BofA Merrill Lynch 1-10 Yr. AAA-A U.S. Corporate & Government Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Adviser or Sub-adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

A Fund's performance may be quoted in terms of yield or total return. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield for all Funds, each Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period.

MANAGEMENT

The business of the Trust is conducted under the direction of the Board. The officers and Trustees of the Trust may be, officers or employees of (and persons providing services to the Trust may include) the Adviser, the Sub-Advisers and the Distributor and their affiliates.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Board in compliance with the laws of the state of Delaware.

The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Board has also designated Mr. Larry J. Anderson, who is an Independent Trustee, as its Chairman. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Board has three Trustees and each Trustee is a disinterested Trustee. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees. Based on the experiences of the Trustees as described below, the Trust concluded that each of the individuals described below should serve as a Trustee.  The address of each trustee and officer is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio

44147.

Disinterested Trustees

Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Larry J. Anderson 1948	Trustee	Since 11-29-02*	Certified Public Accountant, Anderson & West, P.C., 1985 to present	6	None
David J. Gruber 1963	Trustee	Since 10-21-15**	Director of Risk Advisory Services, Holbrook & Manter (CPA firm) 2016 to present; President, DJG Financial Consulting, 2007 to 2016;	6

Independent Trustee for Oak Associates Funds (7 funds), Audit Committee Chair, 2019 to present; Board member for the State Teachers Retirement System of Ohio, 2018 to present; Independent Trustee for Asset Management Fund (5 Funds), Audit Committee Chair, Valuation Committee member from 2015 to present; Independent Trustee of Cross Shore Discovery Fund, Audit Committee Chair, 2014 to present

Jeffrey W. Wallace 1964	Trustee	Since 10-21-15**	Senior Director of Operations, Baylor University Office of Investments, 2009 to present	6	None

*Members of the Board of Trustees that were elected by shareholders on November 29, 2002.

**Members of the Board of Trustees that were elected by shareholders on January 21, 2016.

The disinterested Trustees are members of the Valuation Committee, which is responsible for monitoring the value of the Funds' assets and, if necessary between Board meetings, taking emergency action to value securities. The Valuation Committee was not required to meet during the most recent fiscal year since all the Funds’ assets are publicly traded securities with ascertainable values.

The disinterested Trustees are the members of the Nominating Committee, which is responsible for overseeing the composition of both the Board as well as the various committees of the Trust to ensure that these positions are filled by competent and capable candidates. The Nominating Committee did not meet during the Trust’s most recent fiscal year.  The Nominating Committee does not generally consider for nomination candidates proposed by shareholders for election as Trustees.

The disinterested Trustees are the members of the Audit Committee, which is responsible for meeting with the Trust's independent registered public accounting firm to: (a) review the arrangements and scope of any audit; (b) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accounting firm, or other results of any audit; (c) consider the accounting firm's comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (d) review any form of opinion the accounting firm proposes to render to the Trust. The Audit Committee met three times during the Trust's most recent fiscal year.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Larry J. Anderson, CPA – Mr. Anderson is a Certified Public Accountant. He has more than 37 years of experience in the financial, auditing and accounting industries; including an owner/partner in an accounting firm. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s accounting, audit and investments.

David J. Gruber - David J. Gruber. Mr. Gruber has served as a member of the Board of Trustees of the Trust and Chairman of the Audit Committee since 2015. Mr. Gruber is a CPA and served as an independent Trustee, Compliance Committee Chair, a member of the Audit Committee and Financial Expert for the Fifth Third Funds from 2003-2012. Mr. Gruber served as a Board member and Treasurer of CASA of Delaware County from 2009 to 2010. Mr. Gruber is an independent Trustee for Cross Shore Discovery Fund, Audit Committee Chair and Valuation Committee member, from 2014 to present. Mr. Gruber is an independent Trustee for Asset Management Funds, the Audit Committee Chair and Valuation Committee member from 2015 to present. Mr. Gruber is Director of Risk Advisory Services for Holbrook and Manter, CPAs from January 2016 to present. Mr. Gruber is a Board member for the State Teachers Retirement System of Ohio, from 2018 to present.  Mr. Gruber was President and Chief Executive Officer of DJG Financial Consulting, LLC from 2007 to 2015, and performed Sarbanes-Oxley assessments for public companies and served as a chief financial officer for a non-profit organization

Jeffrey W. Wallace –Mr. Wallace is currently Senior Director of Operations for Baylor University’s Office of Investments where he is responsible for operations as well as financial and performance reporting for over $ 1 billion in endowment assets. He is also responsible for liquidity and cash management functions of the portfolio and serves as the Office's primary liaison on legal, compliance, risk management and audit and tax matters. Additionally, he performs operational due diligence and tracks the financial and legal due diligence processes related to endowment fund investments.  Prior to his current position, Mr. Wallace was Senior Vice President and Chief Investment Officer for Progressive Bank/Progressive Bancorp, Inc.  Mr. Wallace has nearly 25 years of business experience and is also a CPA, a JD and a CFP® professional.

The following sets forth ranges representing each Trustee’s beneficial ownership of Fund Shares as of December 31, 2016. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Trustee	Monteagle Fixed Income Fund	Monteagle Quality Growth Fund	Monteagle Select Value Fund	Monteagle Value Fund	Monteagle Informed Investor Growth Fund	The Texas Fund	Aggregate Range of Trustee’s Beneficial Ownership in all Fund Shares
Larry J. Anderson	B	B	B	B	B	B	B
David J. Gruber	B	B	B	B	B	B	B
Jeffrey W. Wallace	B	B	B	B	B	B	B

The following table provides information regarding the officers of the Trust.

Executive Officers

Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Paul B. Ordonio, JD 1967	President, CCO	Since 11/01/02

Nashville Capital Corporation, VP of Development, 05/09 to present; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; Blue Horse Financial Advisors, Counsel from 07/15 to 09/2018; PJO Holdings, LLC from 07/15 to present; N2Development, Member from 01/2019 to present.

				N/A	N/A
Umberto Anastasi 1974	Treasurer, Chief Financial Officer	Since 10/1/16	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.	N/A	N/A
Brandon M. Pokersnik 1978	Secretary, AML Officer	Since 10/1/16	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A

COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund, and is also paid $1,000 for each quarterly meeting attended and $500 for each special meeting attended. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

The Trust’s policy is that any future Trustees that are affiliated with the Adviser or Sub-adviser receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay 50% of the compensation of the Trust's Chief Compliance Officer.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust and the only Trust officer who receives compensation from the Trust, for the year ended August 31, 2018:

Name of Person (Position)	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson (Trustee)	$12,500	$0	$0	$12,500
David J. Gruber	$12,500	$0	$0	$12,500
Jeffrey W. Wallace	$12,500	$0	$0	$12,500
Paul B. Ordonio, JD (Chief Compliance Officer)[1]	$101,500	$0	$0	N/A

1

As of August 31, 2018, the Funds pay $99,000 annually for CCO services. Each Fund pays $5,000 with the remaining $69,000 allocated to the funds based on aggregate average daily net assets.   The CCO also received a special bonus of $2,500 from the Funds in August 2018.  This payment was also allocated among the Funds based on their respective daily net assets on payment date.

INVESTMENT ADVISER

Services of Adviser

Nashville Capital Corporation ("Nashville Capital") serves as investment adviser to each Fund pursuant to a Management Agreement dated May 2, 2017 ("Management Agreement") with the Trust. Under such Agreement, Nashville Capital furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.

Ownership of Adviser

Nashville Capital, located at 2506 Winford Ave., Nashville, Tennessee 37211, serves as investment manager to the Funds. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds.

Nashville Capital was formed in 1988 and, as of August 31, 2018, managed assets of over $138 million for financial institutions. The following persons may be deemed to be control persons of Nashville Capital: Micah D. White, due to his position as President and a shareholder of Nashville Capital; Larry C. Catlett, due to his position as Secretary and a shareholder of Nashville Capital; Paul B. Ordonio, due to his position as Chief Compliance Officer of Nashville Capital. The general nature of each of these persons’ business is financial services.

Fees

Nashville Capital receives an advisory fee at an annual rate outlined in the charts below of the average daily net assets of the Funds. Table 1A in Appendix B shows the dollar amount of fees paid by the Trust to the Adviser, the amount of fees waived by the Adviser and the actual fees retained by the Adviser. The Adviser's fees are calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

Nashville Capital receives an advisory fee for the Monteagle Fixed Income Fund at an annual rate outlined in the chart below of the average daily net assets of such fund.

AVERAGE DAILY NET ASSETS	FEE RATE (PER ANNUM)
First $50 million	0.965%
$50 million to $100 million	0.845%
Over $100 million	0.775%

Nashville Capital receives an advisory fee for the Monteagle Informed Investor Fund, the Monteagle Quality Growth Fund, the Monteagle Select Value Fund, and the Monteagle Value Fund at an annual rate outlined in the chart below of the average daily net assets of such funds.

AVERAGE DAILY NET ASSETS	FEE RATE (PER ANNUM)
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

Nashville Capital receives an advisory fee for The Texas Fund at an annual rate outlined in the chart below of the average daily net assets of such fund.

AVERAGE DAILY NET ASSETS	FEE RATE (PER ANNUM)

First $10 million	1.450%
$10 million to $25 million	1.350%
$25 million to $ 50 million	1.250%
$50 million to $100 million	1.100%
Over $100 million	0.950%

In addition to receiving advisory fees from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in a Fund. If an investor in a Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from such investor.

The following table sets forth the advisory fees paid to the Advisor by each Monteagle Fund during the fiscal years indicated:

	Advisory Fees Accrued in Fiscal Year Ended 2018	Advisory Fees Accrued in Fiscal Year Ended 2017	Advisory Fees Accrued in Fiscal Year Ended 2016
Fixed Income Fund	$448,581	$489,223	$492,387
Informed Investor Growth Fund	$142,815	$136,241	$138,355
Quality Growth Fund	$333,104	$300,833	$289,715
Select Value Fund	$158,673	$140,758	$128,147
Value Fund	$274,252	$253,340	$216,478
Texas Fund	$163,171	$146,749	$137,270

Other Provisions of the Management Agreements

Subject to the Management Agreements between the Trust and the Adviser, the Adviser manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Funds except costs of membership in trade associations, Securities and Exchange Commission ("SEC") registration fees and related expenses, brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the base compensation of the Trust’s CCO and extraordinary expenses. The Funds may also pay 100% of any extraordinary expenses associated with the CCO’s duties including extraordinary expenses associated with retention or other bonuses.

The Management Agreement for the Trust was first approved and adopted by shareholders on May 2, 2017 and shall continue in effect for two years from such date. Thereafter, the Management Agreement must be approved at least annually by the Board or by vote of shareholders, and in either case by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party. The Management Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice to the Adviser when authorized either by vote of a majority of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice to the Trust. The Management Agreement will terminate immediately upon its assignment.

SUB-ADVISERS

To assist the Adviser in carrying out its responsibilities, the Adviser has retained the following Sub-advisers to render advisory services and make daily investment decisions for each Fund pursuant to Sub-Advisory Agreements with the Adviser. The continuance of the Sub-Advisory Agreements must be approved at least annually by the Board or by vote of shareholders of the applicable Fund, and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.

PARKWAY ADVISORS, LP ("PARKWAY"), located in Abilene, Texas, sub-advises the portfolio of the Monteagle Select Value Fund. Parkway has been registered with the SEC as an investment adviser since May 16, 2001. As of August 31, 2018, Parkway Advisors manages client portfolios with assets in excess of $2.2 billion. Theron R. Holladay is President and a Principal of PARKWAY. Chad B. Hoes is Chief Investment Officer with PARKWAY. They are responsible for management of the portfolio. Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, own PARKWAY, a Delaware limited partnership. PAGI and PAHI are both wholly owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other subsidiary companies. Its operations are divided among companies involved in real estate, aviation, capital ventures and the like. None of the affiliate companies or holding company participates in the day-to-day management or the investment process of PARKWAY. Nashville Capital pays PARKWAY a sub-advisory fee equal to 0.50% per annum of the Fund's average daily net assets.

HOWE AND RUSLING, INC. ("H&R"), located in Rochester, New York, sub-advises the portfolios of the Monteagle Quality Growth Fund and the Monteagle Fixed Income Fund. The firm was founded in 1930 and, as of August 31, 2018, H&R managed assets of approximately $1.282 billion for individuals, retirement plans, corporate and non-profit endowments. Craig D. Cairns may be deemed to control H&R due to his position as President, Chairman and shareholder. Nashville Capital pays H&R a sub-advisory fee equal to 0.30% per annum of the Monteagle Quality Growth Fund's average daily net assets and a sub-advisory fee equal to 0.30% per annum of the Monteagle Fixed Income Fund Fund's average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

 ROBINSON INVESTMENT GROUP, INC. ("ROBINSON"), located in Brentwood, Tennessee, subadvises the portfolio of the Monteagle Value Fund. The firm was founded in 1996 by Russell L. Robinson and, as of August 31, 2018, managed assets of approximately $105 million for individuals, financial institutions, pension plans, corporations and other business entities. Russell Robinson may be deemed to control Robinson due to his position as President, owner and founder. Nashville Capital pays Robinson a sub-advisory fee equal to 0.50% (prior to March 1, 2012, 0.60%) per annum of the Fund's average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

T.H. FITZGERALD & CO. ("FITZGERALD"), located in Naugatuck, Connecticut, sub-advises the portfolio of the Monteagle Informed Investor Growth Fund. The firm was founded in 1959 and, as of August 31, 2018, Fitzgerald managed assets of approximately $29 million for large institutional accounts. T.H. Fitzgerald, Jr. may be deemed to control the firm due to his position as President and owner.  Nashville Capital pays Fitzgerald a sub-advisory fee equal to 0.50% (prior to March 1, 2012, 0.65%) per annum of the Fund's average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

J. TEAM FINANCIAL, INC. D/B/A TEAM FINANCIAL STRATEGIES (“TEAM”) located in Abilene, Texas sub-advises the portfolio of The Texas Fund. The firm was founded in 2005 by Jody Team and, as of August 31, 2018, managed assets of $95 million for institutions, investment companies and high net worth individuals. Jody Team may be deemed to control Team due to his position as President, Chief Executive Officer and Founder. Nashville Capital pays Team a sub-advisory fee equal to 0.25% per annum of the Fund’s average daily net assets up to $10 million, and 0.60% of such assets above $10 million.

The following table sets forth the sub-advisory fees paid to the Subadvisor by each Monteagle Fund during the fiscal years indicated:

	Sub-advisory Fees Accrued in Fiscal Year Ended 2018	Sub-advisory Fees Accrued in Fiscal Year Ended 2017	Sub-advisory Fees Accrued in Fiscal Year Ended 2016
Fixed Income Fund	$135,708.93	$138,853.34	$139,965.94
Informed Investor Growth Fund	$59,506.43	$56,671.74	$57,569.36
Quality Growth Fund	$76,910.42	$75,173.62	$72,515.16
Select Value Fund	$62,129.35	$55,239.95	$52,523.16
Value Fund	$114,721.75	$105,378.46	$90,273.92
Texas Fund	$32,536.93	$17,707.88	$7,867.18

Responsibilities and Fee Information

The fees paid by the Adviser to the Sub-advisers do not increase the fees paid by shareholders of the Funds. Table 1B in Appendix B shows the aggregate dollar amount of fees paid by the Adviser to the Sub-adviser for each Fund.

The Adviser performs internal due diligence on each Sub-adviser and monitors each Sub-adviser's performance using its proprietary investment adviser selection and monitoring process. The Adviser will be responsible for communicating performance targets and evaluations to Sub-advisers, supervising each Sub-adviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Sub-advisers to engage in certain investment techniques for the Fund, and recommending to the Board whether Sub-Advisory Agreements should be renewed, modified or terminated. The Adviser also may from time to time recommend that the Board replace one or more Sub-advisers or appoint additional Sub-advisers, depending on the Adviser's assessment of what combination of Sub-advisers it believes will optimize each Fund's chances of achieving its investment objectives.

Subject always to the control of the Board of Trustees, each Sub-adviser, at its expense, furnishes a continuous investment program for the Fund for which it acts as Sub-adviser. Each Sub-adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each Sub-adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the applicable Fund. Each Sub-adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request.

Each Sub-adviser pays all expenses incurred by it in connection with its activities under the Sub-Advisory Agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

PORTFOLIO MANAGERS

Monteagle Select Value Fund

Theron R. Holladay and Chad B. Hoes are responsible for management of the Monteagle Select Value Fund. The number of other accounts and the total assets in the accounts managed by Messrs. Hoes and Holladay as of August 31, 2018 are as follows:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Chad B. Hoes	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 39	$2.2 billion	0	$0
Theron R. Holladay	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 39	$2.2 billion	0	$0

Except as otherwise negotiated, Parkway as the Sub-adviser has voluntarily waived its advisory fees to the extent and in the amount client assets are invested in the Fund, and Parkway does not receive duplicative compensation.

The compensation for Messrs. Holladay and Hoes is a fixed salary established by their board of directors. The Board may also grant a bonus, but there is no established formula for, or expectation of, a bonus. Investment performance and the ability to attract assets are among the factors the Board considers in establishing the salaries; however, compensation or bonuses are not based on the Fund's investment performance or the value of the Fund's assets.

Monteagle Quality Growth Fund

Tom Sauer, Craig D. Cairns, Stefan Kip Astheimer, and Brett Winnefeld of H&R are jointly and primarily responsible for the day-to-day management of the Monteagle Quality Growth Fund. As of December 31, 2017, each portfolio manager was responsible for the management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Steven MacNamara	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 0	$0	0	$0
Stefan Astheimer	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 0	$0	0	$0
Craig D. Cairns	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 476	$554 million	0	$0
Tom Sauer	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 0	$0	0	$0

Each portfolio manager is compensated by H&R. The equity team compensation consists of a fixed salary and an annual discretionary bonus determined by H&R's President based on the following: (i) the quality of research contributions, (ii) the aggregate pre-tax performance of all the firm’s equity portfolios including the Monteagle Quality Growth Fund versus their respective benchmarks, and (iii) contribution to firm success. The equity team also receive a percentage of the firm’s revenues from the Monteagle Fund.  Mr. MacNamara is a Vice President and Director of Equities. He receives a base salary and a bonus based on the metrics listed above.  Mr. Cairns' compensation consists of a fixed salary and discretionary bonus not based on fund performance, a portion of which relates to the quality of research contributions to H&R.

Monteagle Value Fund

Russell L. Robinson, president of Robinson, serves as the portfolio manager of the Monteagle Value Fund and is responsible for making investment decisions for the Fund. As of August 31, 2018, Mr. Robinson was responsible for management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Russell L. Robinson	Registered investment companies: 0	$24 million	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 45	$35 million	0	$0

Mr. Robinson is compensated for his services by Robinson as Sub-Adviser to the Value Fund. Mr. Robinson receives a fixed salary and is eligible to participate in the benefit plans offered by Robinson to its other employees.

Monteagle Fixed Income Fund

Vincent A. Russo, John Trentacoste and Craig D. Cairns of H&R are jointly and primarily responsible for the day-to-day management of the Monteagle Fixed Income Fund. As of August 31, 2018, each portfolio manager was responsible for the management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE

Vincent A. Russo	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 8	$49 million	0	$0
Craig D. Cairns	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 476	$554 million	0	$0
John Trentacoste	Registered Investment Companies: 0	$0	0	$0
	Pooled Investment vehicles: 0	$0	0	$0
	Other Accounts:0	$0	0	$0

Each portfolio manager is compensated by H&R. The equity team compensation consists of a fixed salary and an annual discretionary bonus determined by H&R's President based on the following: (i) the quality of research contributions, (ii) the aggregate pre-tax performance of all the firm’s equity portfolios including the Monteagle Quality Growth Fund versus their respective benchmarks, and (iii) contribution to firm success. The equity team also receive a percentage of the firm’s revenues from the Monteagle Fund.  Mr. MacNamara is a Vice President and Director of Equities. He receives a base salary and a bonus based on the metrics listed above.  Mr. Cairns' compensation consists of a fixed salary and discretionary bonus not based on fund performance, a portion of which relates to the quality of research contributions to H&R.

Monteagle Informed Investor Growth Fund

T.H. Fitzgerald, Jr. is responsible for making investment decisions for the Monteagle Informed Investor Growth Fund. As of August 31, 2018, Mr. Fitzgerald was responsible for management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
T.H. Fitzgerald, Jr.	Registered investment companies: 0	$0	0	$0

Pooled investment vehicles: 0	$0	0	$0
Other accounts: 3	$28 million	0	$0

T.H. Fitzgerald, Jr., as the owner of T.H. Fitzgerald, is compensated based upon the profits of T.H. Fitzgerald. He does not receive any fixed compensation.

The Texas Fund

Jody Team and Scott Haynes are responsible for making investment decisions for The Texas Fund. As of August 31, 2018, the portfolio managers were responsible for the management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Jody Team	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 90	$44.25 million	0	$0

Scott Haynes	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 73	$37.82 million	0	$0

As of August 31, 2018, the structure of, and method used to determine, the compensation received by the Fund’s portfolio managers is comprised of two key components: (1) salary and (2) discretionary bonus.

First, Team offers a competitive salary based on an individual’s experience and expected contribution to the firm.  Second, all Team portfolio managers are eligible for a discretionary annual bonus that is tied directly to the overall performance of the individual as well as the profitability of the firm.  This bonus is completely discretionary and may not be paid annually.  The Fund’s portfolio managers’ compensation, which is flexible, is not based on the value of the Fund’s assets.

None of the Portfolio Managers beneficially own any equity securities in the Fund.

OWNERSHIP OF FUND SHARES

The dollar value of each Fund's shares owned by each Portfolio Manager as of August 31, 2018, is set forth below.

Portfolio Manager	Monteagle Fixed Income Fund	Monteagle Quality Growth Fund	Monteagle Value Fund	Monteagle Select Value Fund	Monteagle Informed Investor Growth Fund	The Texas Fund
Chad B. Hoes	N/A	N/A	N/A	$0 - $5,000	N/A	N/A
Theron R. Holladay	N/A	N/A	N/A	$5,000 - $10,000	N/A	N/A
Steven MacNamara	N/A	N/A	N/A	N/A	N/A	N/A
Vincent A. Russo	N/A	N/A	N/A	N/A	N/A	N/A
Craig D. Cairns	N/A	$10,001-$50,000	$10,001-$50,000	N/A	N/A	N/A
Tom Sauer	N/A	$1-$10,000	N/A	N/A	N/A	N/A
Stefan Kip Astheimer	N/A	$10,001-$50,000	N/A	N/A	N/A	N/A
Russell L. Robinson	N/A	N/A	$1-$10,000	N/A	N/A	N/A
T.H. Fitzgerald, Jr.	N/A	N/A	N/A	N/A	$50,001-$100,000	N/A
Jody Team	N/A	N/A	N/A	N/A	N/A	$1-$10,000
Scott Haynes	N/A	N/A	N/A	N/A	N/A	$10,001-$50,000

POTENTIAL CONFLICTS OF INTERESTS

As described above, each portfolio manager provides investment advisory and other services to clients other than the applicable Fund. In addition, each portfolio manager may carry on investment activities for his own account(s) and/or the accounts of family members. Except as described above, none of the portfolio managers beneficially own any equity securities of the Funds. The Funds have no interest in these activities. As a result of the foregoing, each portfolio manager is engaged in substantial activities other than on behalf of the applicable Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities. For example, the portfolio managers may manage such other accounts on terms that are more favorable than the terms on which the Sub-adviser manages the applicable Fund, such as in cases where the Sub-adviser receives higher fees from the other accounts than the management fee received from the applicable Fund.

There may be circumstances under which a portfolio manager will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund's assets that the portfolio manager commits to such investment. There also may be circumstances under which a portfolio manager purchases or sells an investment for the other accounts and does not purchase or sell the same investment for the applicable Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for the other accounts. It is generally each Sub-adviser's policy that investment decisions for all accounts that a portfolio manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the applicable Fund and other accounts. For example, each Sub-adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Sub-adviser. When feasible, the portfolio managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the applicable Fund and the Sub-adviser's other client accounts.

DISTRIBUTOR

Distributor; Services and Compensation of Distributor

Effective December 5, 2016, Arbor Court Capital, LLC (the “Distributor”), with principal offices at 8000 Town Center Road, Suite 400, Broadview Heights, Ohio 44147, acts as the distributor, or principal underwriter, of the Fund’s shares pursuant to a Distribution Agreement with the Trust.  Shares are sold on a continuous basis by Distributor as agent of the Fund, and Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares.

Prior to December 5, 2016, Matrix Capital Group, Inc. acted as the principal underwriter and distributor of the Fund’s shares.

Effective July 29, 2016, Class C shares closed and any Class C shareholder was converted to Class I shares.  Also effective July 29, 2016, The Texas Fund terminated its Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for The Texas Fund.  As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the disinterested Trustees of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement.  The Plan provides that the Trust’s Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The continuation of the Plan must be considered by the Trustees annually.

Potential benefits of the Plan to the Fund include improved shareholder services and savings to the Fund in certain operating expenses. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently investment objectives and to realize economies of scale.

OTHER FUND SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

Effective December 5, 2016, Mutual Shareholder Services, LLC (“MSS”) serves as transfer agent and shareholder servicing agent to the Funds pursuant to a Transfer Agent Agreement (the “Transfer Agent Agreement”). Under the Transfer Agent Agreement, MSS has agreed to, among other things, (i) issue and redeem shares of the Funds; (ii) address and mail all communications from the Funds to their shareholders, including reports, dividend and distribution notices, and proxy material for any shareholder meetings; (iii) respond to correspondence or inquiries from shareholders and others; (iv)  maintain shareholder accounts and certain sub-accounts; and (v) make periodic reports to the Corporation’s Board of Directors concerning the Funds’ operations.

Accounting Services Agreement.  Effective December 5, 2016, pursuant to an Accounting Services Agreement, MSS provides certain services to the Funds, including but not limited to: (i) calculate and transmit to NASDAQ each Fund’s daily net asset value per share, (ii) maintain and keep current all books and records of the Funds as required by Rule 31a-1 of the 1940 Act, (iii) provide the Funds and the Manager with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time, (iv) provide data for the preparation of semi-annual and annual financial statements and annual tax returns, and (v) provide facilities to accommodate annual audit and any regulatory examinations conducted by the SEC or any governmental or quasi-governmental entity with jurisdiction.

Prior to December 5, 2016, M3Sixty Administration, LLC (the "Administrator"), acted as the Trust's administrator, fund accountant and transfer and dividend disbursing agent.

The fees payable to the Administrator are paid by the Adviser (not the Funds).

Custodian

As custodian, Huntington National Bank (the "Custodian") safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ sub-custodians to provide custody of the Funds' assets. The Custodian is located at 7 Easton Oval / EA4E95, Columbus, Ohio 43219.

For its services, the Custodian receives a fee, paid by the Adviser, for each Fund at the annual rate of 0.005% of its average daily net assets with a minimum of $3,600 per fund annually. The Custodian is also paid certain transaction fees. These fees are paid monthly based on average net assets and transactions for the previous month.

Legal Counsel

Law Office of C. Richard Ropka, LLC, Turnersville, New Jersey, serves as legal counsel to the Trust and the Independent Trustees.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, has been selected as the independent registered public accounting firm for each Fund. The auditor audits the annual financial statements of the Funds and prepares each Fund's tax returns.

PORTFOLIO TRANSACTIONS

HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter, dealer or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance, common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in the over-the-counter markets, the Adviser or Sub-adviser will seek to deal with the primary market makers but, when necessary in order to obtain best execution, the Adviser or Sub-adviser will utilize the services of others.

Purchases of securities from underwriters include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

COMMISSIONS PAID

Table 2 in Appendix B shows the aggregate brokerage commissions paid by each Fund. Data is presented for the past three fiscal years, except as otherwise noted.

ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser or Sub-adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in their discretion. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser or Sub-adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser or Sub-adviser seeks "best execution" for all portfolio transactions. This means that the Adviser or Sub-adviser seeks the most favorable price and execution available. The Adviser or Sub-adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

Choosing Broker-Dealers

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser or Sub-

adviser of each Fund takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Obtaining Research from Brokers

The Adviser or Sub-adviser may give consideration to research services furnished by brokers to the Adviser or Sub-adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser or Sub-adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser or Sub-adviser in connection with services to clients other than the Funds, and not all research services may be used by the Adviser or Sub-adviser in connection with the Funds. The Adviser or Sub-adviser's fees are not reduced by reason of the Adviser or Sub-adviser's receipt of research services.

The Adviser or Sub-adviser has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's or Sub-adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser or Sub-adviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done, it will be because of the Adviser or Sub-adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed and efficiency in execution. Since most of the Adviser or Sub-adviser's brokerage commissions for research are for research on specific companies or industries, and since the Adviser or Sub-adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Funds' shareholders.

Brokers are selected by the Sub-adviser to the Monteagle Informed Investor Growth Fund to seek best execution, although some brokers selected may also provide the Sub-adviser with research or brokerage services. For the fiscal year ended August 31, 2017, approximately $90.9 million in transactions (with approximately $19,624 in related commissions) for the Monteagle Informed Investor Growth Fund were placed with brokers that provided research services.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser or Sub-adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser or Sub-adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, a client may direct the Adviser or Sub-adviser to use a broker or dealer of the client's choice. If the client directs the Adviser or Sub-adviser to use a particular broker, the Adviser or Sub-adviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among clients.

Counterparty Risk

The Adviser or Sub-adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

Transactions Through Affiliates

The Adviser and Sub-advisers do not effect brokerage transactions through affiliates of the Adviser or Sub-advisers (or affiliates of those persons).

Other Accounts of the Adviser or Sub-Adviser

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or Sub-adviser. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser or Sub-adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser or Sub-adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Portfolio Turnover

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates (over 100%) may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by the Trust's "regular broker-dealers" or the parents of those broker-dealers. For this purpose, regular broker-dealers means the 10 broker-dealers that: (1) received the greatest amount of brokerage commissions from the Funds during their last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Funds during their last fiscal year; or (3) sold the largest amount of the Funds' shares during their last fiscal year.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

GENERAL INFORMATION

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

PURCHASE AND REDEMPTION OF SHARES

Each Fund offers Class I shares. Class I Shares may be purchased by contacting the Transfer Agent at 1-888-263-5593 and by completing the application. Shares of any Fund may be purchased at the net asset value per share next determined after receipt and acceptance of the purchase order. Investors may invest any amount as often as they wish subject to the minimum investment and eligibility requirements and subject to the restrictions on excessive trading discussed below.

The minimum investment is $50,000 for Class I shares for the Monteagle Fixed Income Fund, Monteagle Quality Growth Fund, Monteagle Value Fund, Monteagle Informed Investor Funds and The Texas Fund unless you invest using an Automatic Investment Plan. See the prospectuses for more information.  The minimum investment is $10,000 for Class I shares for the Monteagle Select Value Fund unless you invest using an Automatic Investment Plan.   See the prospectuses for more information.  Subject to the minimum investment amount, shares may also be purchased by exchange. Shares of a Fund may be purchased by clients of certain financial institutions (which may include banks), securities dealers and other industry professionals. See “Purchases Through Financial Institutions” below.

Class I shares of the Funds are offered to institutional investors and may be purchased by:

 • A bank, trust company or other type of depository institutions;

 • An insurance company, investment company, endowment or foundation purchasing shares for its own account;

 • A 401(k), 403(b) or 457(b) plan or the custodian for such a plan;

 • Other qualified or non-qualified employee benefit plans, including pension, profit sharing, health and welfare, or other employee benefit plans that meet the following definition of an “Eligible Benefit Plan”: “Eligible Benefit Plans” are qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan’s or program’s aggregate investment in the Monteagle Family of Funds exceeds $1,000,000;

 • Monteagle Trustees and their immediate family members, Fund Counsel and Monteagle officers, employees and their immediate family members, including parents, and siblings may also purchase Class I shares; and

 • Any person that meets the $50,000 minimum. The Funds reserve the right to change the criteria for investors eligible for Class I shares. Monteagle reserves the right to reimburse certain expenses of Class I shareholders who have a significant investment, at its discretion. The reimbursement will not be paid by the Fund in any way.

ADDITIONAL PURCHASE INFORMATION

Class I shares of each Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund.  Institutional Class shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund.  These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

Fund shares are normally issued for cash only. In the Adviser or Sub-adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established by fair valuation procedures).

All contributions into an IRA through an automatic investment plan are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

Purchases Through Financial Institutions

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

The Funds may authorize one or more brokers to receive on its behalf purchase and redemption orders. Such brokers, including Charles Schwab & Co., Inc., are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at a Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Funds.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares, as provided in the Prospectus.

Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

Redemption-In-Kind

Each Funds’ Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Trust determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. Securities delivered in payment of redemptions are selected entirely by the Adviser based on what is in the best interests of the Funds and its shareholders, and are valued at the value assigned to them in computing the respective Fund's net asset value per share. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs will likely be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

HOW NET ASSET VALUE (NAV) IS DETERMINED

As described in the Prospectus under “When and How NAV is Determined,” the net asset value per share of the Funds is determined once on each day on which the NYSE is open, as of the close of the NYSE.   The Fund expects that the days, other than weekend days, that the NYSE will not be open are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sales price. In the absence of a sale price for any given day the mean of the last bid and ask price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith according to guidelines established by the Board of Trustees. Investments in foreign securities and junk bonds are more likely to trigger fair valuation than other securities. The Board of Trustees annually approves the pricing services used by the fund accounting agent.

Fixed income securities such as corporate bonds, municipal bonds, convertible notes and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  These securities will be categorized as level 3 securities.

DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of net capital gains will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments will be made within seven days following the date on which distributions would otherwise be reinvested.

RETIREMENT ACCOUNTS

The Funds may be a suitable investment vehicle for part or all of the assets held in traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at (888) 263-5593 to obtain an IRA account application. Generally, investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You generally may contribute up to $5,500 annually to an IRA for 2013 (subject to future adjustment for inflation). If you are age 50 or older, you may contribute an additional $1,000. Only contributions to traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you (or you and your spouse) have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you (or, if you are married, you and your spouse) have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute annually to your IRA up to $12,000 for 2013 (subject to future adjustment for inflation), and your employer must generally match such contributions up to 3% of your annual salary. (If you are age 50 or older, you may contribute a greater amount.) Alternatively, your employer may elect to contribute to your IRA based on 2% of the lesser of your compensation or $255,000 (subject to periodic adjustments for inflation).

This information on IRAs summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisor about your specific tax situation.

EXCHANGES

By making an exchange by telephone, you authorize the Transfer Agent to act on telephonic instructions believed by the Transfer Agent to be genuine instructions from any person representing himself or herself to be you. The records of the Transfer Agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting each of the Funds and their shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders.  The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the “Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Funds’ business of investing in such stock, securities or currencies.  Any income derived by a Fund from a partnership or trust is treated as derived with respect to the Funds’ business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by a Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer.  The Funds intend to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

As of August 31, 2018, Monteagle Fixed Income Fund and Monteagle Value Fund had capital loss carryforwards for federal income tax purposes of $168,924 and $806,953, respectively.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. The 2012 Taxpayer Relief Act signed into law by President Obama on January 2, 2013 set the long-term capital gains rate for individual taxpayers at a rate of 15% for individuals who are subject to the 25%, 33% and 35% federal income tax brackets and at 20% for those individuals whose taxable income is subject to the 39.6% federal income tax bracket. Some, but not all, of the dividends paid by each Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If each Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met. Taxable dividends paid by a Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by a Fund as qualifying for the DRD.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by a Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent a Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Each series of the Trust will designate (1) any dividend of qualified dividend income as qualified dividend income; (2) any tax-exempt dividend as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series’ taxable year.  Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of that Fund’s current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each Fund will be required, in certain cases, to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2015) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of a Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by a Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN with the Funds certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Funds certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  A Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

Each Fund is required to report the gross proceeds from the sale of Fund shares and is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period.  In the absence of an election by a shareholder to elect from available IRS accepted cost basis methods, each Fund will use a default cost basis method.  The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them.

On March 30, 2010, President Obama signed into law the Health Care and Education Reconciliation Act of 2010.  This act requires certain individuals, estates and trusts to pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends and proceeds of sale in respect of securities like Fund shares, subject to certain exceptions.  This surtax applies for taxable years beginning after December 31, 2012.  Prospective investors should consult with their own tax advisors regarding the effect, if any, of the Health Care and Education Reconciliation Act of 2010 on their ownership and disposition of the shares.

The Funds will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

OTHER MATTERS

GENERAL INFORMATION ON THE TRUST AND ITS SHARES

Structure

The Trust was organized as a statutory trust under the laws of the State of Delaware on November 25, 1997, as Memorial Funds and, in 2006 it changed its name to Monteagle Funds. The Trust has operated as an investment company since inception.

The Trust is registered with the SEC as an open-end, management investment company (a "mutual fund") under the 1940 Act. The Trust offers shares of beneficial interest in series. As of the date hereof, the Trust has issued shares of beneficial interest in the following series:

Monteagle Fixed Income Fund	Monteagle Quality Growth Fund
Monteagle Informed Investor Growth Fund	Monteagle Select Value Fund
The Texas Fund	Monteagle Value Fund

Each Fund is a series of Monteagle Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. From time to time, large shareholders may control one or more Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Funds do not intend to exercise control over the management of companies in which they invest.

The Trust and each Fund will continue indefinitely until terminated.

Not all of the Funds may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's availability.

Shareholder Voting and Other Rights

Each share of each Fund has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Generally, shares will be voted separately by individual Fund except: (1) when required by applicable law, shares shall be voted in the aggregate and not by individual Fund; and (2) when the Trustees have determined that the matter affects the interests of more than one Fund, then the shareholders of all such Funds shall be entitled to vote thereon. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder of a Fund is entitled to the shareholder's pro rata share of all distributions arising from that Fund's assets and, upon redeeming shares, will receive the portion of the Fund's net assets represented by the redeemed shares. A shareholder or shareholders representing 33% or more of the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or Fund) for any purpose related to the Trust (or Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

Certain Reorganization Transactions

The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval: (1) cause the Trust or any Fund to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another company registered as an open-end, management investment company under the 1940 Act, or a series thereof; (2) cause any or all shares to be exchanged under or pursuant to any state or Federal statute to the extent permitted by law; or (3) cause the Trust to incorporate or organize under the laws of any state, commonwealth, territory, dependence, colony or possession of the United States of America or in any foreign jurisdiction.

FUND OWNERSHIP

As of December 8, 2018, the persons listed below owned of record 5% or more of a Fund.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. Shareholders owning of record or beneficially 25% or more of a Fund may be deemed to control such Fund.

SHAREHOLDER	FUND	PERCENTAGE OF SHARES OWNED
MITRA & CO*	MONTEAGLE FIXED INCOME CL I	95.02%
MARIL & CO*	MONTEAGLE QUALITY GROWTH CL I	93.10%
CHARLES SCHWAB	MONTEAGLE QUALITY GROWTH CL I	5.93%

MARIL & CO*	MONTEAGLE INFORMED INVESTOR CL I	96.06%
MARIL & CO*	MONTEAGLE VALUE FUND CL I	99.57%
CHARLES SCHWAB*	MONTEAGLE SELECT VALUE CL I	75.40%
MARIL & CO*	MONTEAGLE SELECT VALUE CL I	15.63%
NFS, LLC	TEXAS FUND	76.27%
TD Ameritrade	TEXAS FUND	14.15

*

The listed securities are owned beneficially by the entity for the benefit of its clients invested in the Fund.

As of December 8, 2018, the Trustees and officers of the Trust owned, in the aggregate, less than 1% of each Fund's outstanding shares.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each bond, note or contract, or other undertaking entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument (the document that governs the operation of the Trust) provides that the shareholder, if held to be personally liable solely by reason of being or having seen a shareholder of a Fund, shall be entitled out of the assets of such Fund to be held harmless from and indemnified against all losses and expenses arising from such liability. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders for any act, omission or obligation of the Trust or any Trustee. In addition, the Trust Instrument provides that the Trustees shall not be liable for any act, omission or any conduct whatsoever in his capacity as a Trustee, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

CODE OF ETHICS

The Trust, the Advisers, the Sub-advisers and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate or mitigate conflicts of interest between the Funds and personnel of the Funds, the Adviser, the Sub-advisers and the Distributor. The codes of ethics permit such personnel to invest in securities, including securities that may be purchased or held by the Funds. The codes of ethics require all covered persons to conduct their personal securities transactions in a manner which do not operate adversely to the interests of the Funds or other clients. Copies of the codes of ethics have been filed with the SEC as exhibits to the Trust's registration statement, which is available on the SEC's website at http://www.sec.gov. The Trust's code of ethics is available free of charge upon request by calling (888) 263-5593 or writing:

MONTEAGLE FUNDS

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

PORTFOLIO HOLDINGS DISCLOSURE POLICY

It is the policy of the Trust to protect the confidentiality of Fund holdings and prevent the selective disclosure of nonpublic information about Fund portfolio holdings. The Trust publicly discloses holdings of all Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Portfolio information is provided to the Funds' custodian (daily), fund accountants (daily), investment adviser and Sub-advisers (daily), independent registered public accounting firm (annually), attorneys (as needed), officers (daily) and Trustees (quarterly) and each of their respective affiliates and advisers, and are subject to conditions.  of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Periodically, the Trust's executive officers or the Adviser, Sub-advisers or Administrator may distribute certain Fund information such as top ten holdings, sector holdings and other portfolio characteristic data before such information is required to be disclosed pursuant to regulatory requirements, provided that the information has been publicly disclosed via the Funds' website or otherwise, typically 30 days after quarter end.

There are numerous mutual fund evaluation services, such as Standard & Poor's, Morningstar, or Lipper, that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services then distribute the results of their analysis to the public and/or paid subscribers. In order to facilitate the review of the Funds by these services, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings to such services before their public disclosure is required as discussed above. These services are prohibited from trading on the information they receive and are expected to prevent the distribution of portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Funds before the portfolio holdings or results of the analysis become public information.  The Trust, Fund, Advisor, Subadvisor and any affiliated persons of the Advisor or Subadvisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

The Adviser or Sub-advisers of the Funds may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities that may be purchased for the Funds. In no case will a list specifically identify an issuer's securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

The Board has approved the Trust's portfolio holdings disclosure policies and procedures and must approve any material change to such policies and procedures. The Board oversees the monitoring of these policies by authorizing the Chief Compliance Officer to audit the policies and procedures and approve any exception to the policies that is deemed to be in the best interest of the Funds' shareholders. The Chief Compliance Officer shall report to the Board annually to discuss the information, who gets the information and whether any violations have occurred. The Board may also impose additional restrictions on the dissemination of portfolio information beyond those found in the policies and procedures. Any violation of the policies and procedures that constitutes a material compliance matter, conflict, waiver or exception to the policies and procedures will be reported to the Board, and the Board and/or Chief Compliance Officer shall address and resolve the matter.

PROXY VOTING PROCEDURES

The Trust has adopted policies and procedures to be used in connection with voting proxies relating to portfolio securities. The policies and procedures provide instructions to the Adviser on how to vote when specified matters are presented for shareholder vote. If there is a conflict between the interest of the Adviser and Fund shareholders that is not covered by the list of specified matters, then the Board of Trustees or a designated disinterested Trustee must be contacted for a decision on how to vote on the matter. A copy of the Trust's Proxy Voting Procedures is attached as Appendix C. Information regarding how the Funds voted proxies during the most recent 12-month period ended June 30 is available, without charge, by calling (888) 263-5593 or on the SEC's website at http://www.sec.gov.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended August 31, 2018, included in the Annual Report to Shareholders filed by the Trust with the SEC on Form N-CSR on November 8, 2018, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes to financial statements and report of independent registered public accounting firm.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS) AND PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

AAA

Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA

Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A

Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA

Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA

Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA	Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA

Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR'S

AAA	An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated CC is currently highly vulnerable to nonpayment.

C

An obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE	PLUS (+) OR MINUS (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The 'r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

FITCH RATINGS

AAA

HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB

SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D

DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50% - 90% of such outstanding, and 'D' the lowest recovery potential, i.e. below 50%.

SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

• Leading market positions in well-established industries.

• High rates of return on funds employed.

• Conservative capitalization structure with moderate reliance on debt and ample asset protection.

• Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

• Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME	Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C

A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH RATINGS

F1

Obligations assigned this rating are considered to have the highest credit quality. This rating indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

Obligations assigned this rating are considered to have good credit quality. This rating indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Obligations assigned this rating are considered to have fair credit quality. This rating indicates an adequate capacity for timely payment of financial commitments; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Obligations assigned this rating are considered speculative. This rating indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

Obligations assigned this rating are considered to have a high default risk. This rating indicates that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Obligations assigned this rating are in actual or imminent payment default.

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

A.

The following table shows the dollar amount of advisory fees accrued by each Fund, the amount of that fee waived by the Adviser, if any, and the actual fees retained by the Adviser during the past three fiscal years.

MONTEAGLE FIXED INCOME FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2018	$448,581	$0	$448,581
Year Ended August 31, 2017	$489,223	$0	$489,223
Year Ended August 31, 2016	$492,387	$0	$492,387

MONTEAGLE QUALITY GROWTH FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2018	$333,104	$0	$333,104
Year Ended August 31, 2017	$300,833	$0	$300,833
Year Ended August 31, 2016	$289,715	$0	$289,715

MONTEAGLE SELECT VALUE FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2018	$158,673	$0	$158,673
Year Ended August 31, 2017	$140,758	$0	$140,758
Year Ended August 31, 2016	$128,147	$0	$128,147

MONTEAGLE VALUE FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2018	$274,252	$0	$274,252

Year Ended August 31, 2017	$253,340	$0	$253,340
Year Ended August 31, 2016	$216,478	$0	$216,478

MONTEAGLE INFORMED INVESTOR GROWTH FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2018	$142,815	$0	$142,815
Year Ended August 31, 2017	$136,241	$0	$136,241
Year Ended August 31, 2016	$138,355	$0	$138,355

THE TEXAS FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year ended August 31, 2018	$163,171	$0	$163,171
Year ended August 31, 2017	$146,749	$0	$146,749
Year Ended August 31, 2016	$137,270	$0	$137,270

B.

The following table shows the aggregate dollar amount of fees paid by the Adviser to the Sub-adviser with respect to each Fund.

MONTEAGLE FIXED INCOME FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2018	$0.00
Year Ended August 31, 2017	$138,853
Year Ended August 31, 2016	$139,966

MONTEAGLE QUALITY GROWTH FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2018	$14,757.73
Year Ended August 31, 2017	$75,174
Year Ended August 31, 2016	$72,515

MONTEAGLE SELECT VALUE FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2018	$9,684.43
Year Ended August 31, 2017	$55,240
Year Ended August 31, 2016	$52,523

MONTEAGLE VALUE FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2018	$3,000.00
Year Ended August 31, 2017	$105,378
Year Ended August 31, 2016	$90,274

MONTEAGLE INFORMED INVESTOR GROWTH FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2018	$21,115.10
Year Ended August 31, 2017	$56,672
Year Ended August 31, 2016	$57,569

THE TEXAS FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2018	$7,274.32
Year Ended August 31, 2017	$17,708
Year Ended August 31, 2016	$7,867

TABLE 2 - BROKERAGE COMMISSIONS PAID

The following table shows the aggregate brokerage commissions with respect to each Fund. The data is for the past three fiscal years.

MONTEAGLE FIXED INCOME FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2018	None

Year Ended August 31, 2017	$0
Year Ended August 31, 2016	$0

MONTEAGLE QUALITY GROWTH FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2018	$14,757
Year Ended August 31, 2017	$4,601
Year Ended August 31, 2016	$4,881

MONTEAGLE SELECT VALUE FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2018	$9,684
Year Ended August 31, 2017	$6,567
Year Ended August 31, 2016	$2,298

MONTEAGLE VALUE FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2018	$3,000
Year Ended August 31, 2017	$7,069
Year Ended August 31, 2016	$13,953

MONTEAGLE INFORMED INVESTOR GROWTH FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2018	$21,115
Year Ended August 31, 2017	$26,363
Year Ended August 31, 2016	$50,659

THE TEXAS FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2018	$7,274
Year Ended August 31, 2017	$4,963

Year Ended August 31, 2016	$7,386

APPENDIX C - PROXY VOTING PROCEDURES

PROXY VOTING PROCEDURES

The Board of Trustees of the Monteagle Funds (the “Funds”) notes the January 31, 2003 Securities and Exchange Commission (“SEC”) releases adopting various rules – including, among others, Investment Company Act of 1940 Rule 30b1-4 and Investment Adviser Act of 1940 Rule 206(4)-6.  These procedures have been adopted in light of those releases.  It is the intent of the Board that the Funds’ procedures be consistent with those of the Funds’ investment advisers to avoid unnecessary expenses.

 A.  Guidelines

It is the policy of the Funds to vote proxies for all accounts for which it has voting authority in a manner in which the Funds believes to be in the best interests of its clients and Plan participants.  The Funds recognizes that in many instances the interests of corporate management may not be consistent with what the Funds views to be in the best interests of the Plan participant.  Therefore, the Funds has adopted the following general procedures:

1.

Confidential Voting and Shareholder Actions:  The Funds believes that the proxy voting systems should provide access to both management and shareholders.  As such, the Funds would tend to vote in favor of shareholder resolutions requesting that corporations adopt policies that comprise both confidential voting and the use of independent inspectors of elections.

The Funds would also generally oppose any measures that would restrict the right of shareholders to act by written consent or to call a special meeting of the shareholders.

2.

Poison Pills and Golden Parachutes:  The Funds believes that the shareholders of a corporation should have the right to vote upon decisions in which there is a real or potential conflict between the interests of shareholders and those of management.

Thus, the Funds will vote in favor of shareholder proposals requesting that a corporation submit a “poison pill” for shareholder ratification.  We will examine, on a case-by-case basis, shareholder proposals to redeem a “poison pill” and management proposals to ratify a “poison pill”.  The Funds will also vote in favor of proposals that “golden parachute” proposals be submitted for shareholder approval.

3.

Election of Directors:  The Funds believes that one of the primary rights of a shareholder is the right to vote for the election of directors.  We feel that all members of the board of directors should stand for election each year, and will, therefore, vote against a classified or “staggered” board.

4.

Voting Rights:  The Funds believes that each shareholder should have equal voting rights.  The Funds will vote against dual class voting and other unequal voting structures.

5.

Fair Price Amendments:  The Funds believes that “fair price amendments” can protect shareholders from coercive and discriminatory tender offers.  The Funds will generally vote in favor of fair price provisions and in favor of other measures which we feel will protect shareholders from coercive takeover bids which do not provide for fair and equal treatment of all shareholders.

6.

Target Share Payments:  The Funds believes that shareholders should have the right to vote on the placement of blocks of a corporation’s stock in the hands of persons friendly to management.

The Funds will vote in favor of shareholder proposals which request that corporations first obtain shareholder authorization before issuing any significant amount of voting stock (whether common or preferred), rights, warrants or securities convertible into voting stock to any person or group.  We believe that shareholders should have the right to vote on placements that could enable management of a corporation to defeat a tender offer that may be in the best interests of shareholders.

7.

Tender Offers:  The Funds will consider tender offers on a case-by-case basis.

B.  Conflicts

The Funds recognizes that proxy proposals may present a conflict between the interests of fund shareholders and those of the fund’s investment adviser, principal underwriter, or other service providers or certain other affiliates.  Therefore, the Funds has adopted the following conflict procedures:

1.

Identifying Conflicts:  The person assigned responsibility for voting proxies shall, when reviewing proxy materials, identify conflicts of interest including, for example:

a.

when the adviser (or its affiliate) is or is seeking to manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance or banking services to a Funds whose management is soliciting proxies or;

b.

has business or personal relationships with participants in proxy contests, corporate directors or candidates for directorships.

2.

Data for Identifying Conflicts:  The person assigned responsibility for voting proxies shall advise Funds management (or the fund’s investment adviser) of companies soliciting proxies, and management shall advise if there are any known conflicts – including, in particular, the conflicts listed as example in the preceding paragraph.

3.

Disclose Conflicts:  If a conflict is identified, the person assigned to vote proxies shall notify Funds management as soon as possible so that a voting decision may be made, voting on the proxy proposal in a timely manner.

4.

Voting Decisions in Conflict Situations:  If the matter to be voted on is covered by Part A of these procedures, the proxy shall be voted in accordance with Part A.  If the matter is not specifically addressed by Part A and there is a conflict, management of the Funds shall contact the Board of Trustees or the Board’s designated representative for voting instructions.

5.

Record of Voting Instructions:  Funds management shall record and the person responsible for voting proxies shall maintain records reflecting client voting instructions on matters where there are conflicts.

C.  Voting Records

The Funds recognizes obligations to maintain records as required by Rule 30b1-4 under the Investment Funds Act of 1940 and not the investment adviser’s obligations under Rule 206(4)-6 and 204-2(c)(2) under the Investment Advisers Act of 1940.   Therefore, the Funds has adopted the following record keeping procedure:

1.

Person Responsible:  The person assigned responsibility for voting proxies or, if that person is an outside service provider, the person in the Funds’ legal or compliance department responsible for maintaining compliance records shall prepare and maintain the files/records required by these procedures.

2.

Policies and Procedures:  A copy of all proxy voting procedures adopted by the Funds shall be maintained in an appropriately labeled file for the term required by regulatory authorities.

3.

Proxy Statements:  A record of all proxy statements with respect to securities held in Funds (or client) portfolios shall be maintained in the form of an EXCEL (or similar) spreadsheet.  Hard copies of the proxy statements shall not be maintained in Funds files; instead, the Funds shall rely on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

4.

Proxy Voting Record:  The person responsible for voting proxies shall maintain a record detailing for each Fund (or for each client) in the form of an EXCEL (or similar) spreadsheet containing the following information for each matter relating to a portfolio security considered at any shareholder meeting with respect to which the Fund (or client) is entitled to vote:

a.

The name of the issuer of the portfolio security;

b.

The exchange ticker symbol of the portfolio security;

c.

The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

d.

The shareholder meeting date;

e.

A brief identification of the matter voted on;

f.

Whether the matter was proposed by the issuer or by a security holder;

g.

Whether the registrant cast its vote on the matter;

h.

How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i.

Whether the registrant cast its vote for or against management.

5.

Memoranda:  In addition to the record required by Part B.5. of these procedures, the person assigned responsibility for voting proxies shall maintain a copy of documents created by Funds (or the adviser) personnel that were material to the voting decision.

6.

Request for Data:  A copy of each written request for a Fund’s voting record and a copy of each written response, if more than a copy of a formatted voting record, shall be maintained.  [The Funds shall consider whether the person requesting the voting record is a shareholder of record.  If the person is not a shareholder of record, that person shall be referred to the SEC’s EDGAR system.]  The report shall be mailed within three days of receipt of a request.

D.  Regulatory Reporting of Proxy Votes

The Funds recognizes that it is required by Rule 30b1-4 under the Investment Funds Act of 1940 to file Form N-PX, Annual Report of Proxy Record of Registered Management Investment Funds, with the SEC not later than August 31st of each year; and that the Form is to contain the Funds’ proxy voting record, separately for each Fund (or series), for the most recent twelve-month period ended June 30.  Therefore, the Funds has adopted the following procedures:

1.

Form Preparation:  Legal and/or Compliance personnel shall prepare Form N-PX, incorporating the spreadsheet prepared as required by Part C.4., prior to August 31st.

2.

Disclosure Control Committee:

3.

Review – Execution:  Funds management shall review, execute and instruct filing of the report on Form N-PX prior to August 31st.

E.  Disclosure of Policies and Procedures for Voting Proxies

The Funds recognizes that is required to disclose the Proxy Voting Procedures and related information in its Registration Statement on Form N-1A, Item 13(f) and Item 22(b)(7) and (8) and (c)(5) and (6).  The Funds also notes the investment adviser’s obligation to disclose its proxy voting procedures.  Therefore, the Funds has adopted the following procedures:

1.

Form N-1A:  These procedures shall be included in the Funds’ Statement of Additional Information (“SAI”) in their entirety (attached as an exhibit) and related disclosures shall be added to the SAI.

2.

Adviser’s Disclosures:  In connection with establishing these procedures the Board of Trustees has considered the investment adviser’s proxy voting procedures and does, hereby, acknowledge disclosure by the investment adviser.  It is understood that investment adviser designate personnel (or a designated outside service provider retained by the investment adviser) who are (or is) the person responsible for voting proxies.  Accordingly, the investment adviser is directly and/or indirectly responsible for implementation, operation and disclosure under these procedures.

F. Supervision – Oversight

The Funds’ Vice President and Secretary shall monitor the voting of proxies, SEC reporting concerning proxy voting, and disclosures with respect to proxy voting under these procedures; and shall report to the Board of Trustees at each quarterly meeting with respect to proxy voting under these procedures.

Adopted: February 18, 2003

Revised: August 18, 2006

Revised: January 23, 2014

PRO FORMA FINANCIAL STATEMENTS

Shown below are the financial statements for the Target Fund and the Destination Fund.

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and Destination Fund as of February 28, 2019 using the fees and expenses information as shown in the Combined Prospectus/Information Statement.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Destination Fund, which are available in their annual shareholder reports.

Reorganization Between Monteagle Value Fund and Monteagle Select Value Fund

Monteagle Select Value/Value Combination Fund***
Pro Forma Schedule of Investments
February 28, 2019 (Unaudited)
Select Value Fund Shares	Value Fund Shares	Combination Shares		Select Value Fund Value	Select Fund Value	Combination Value

			COMMON STOCKS - 88.70%

			Automobiles & Components - 1.03%
-	12,000	12,000	Cooper Tire & Rubber Co.	-	$383,520.00	$383,520.00

			Capital Goods - 15.40%
44,000	-	44,000	Arconic, Inc.	$813,560.00	-	$813,560.00
-	5,000	15,000	Briggs & Stratton Corp.	-	$196,650.00	$196,650.00
-	5,000	5,000	Eaton Corp. PLC	-	$398,850.00	$398,850.00
-	11,000	11,000	Fastenal Co.	-	$692,340.00	$692,340.00
-	75,370	75,370	Ferguson PLC ADR	-	$520,807.00	$520,807.00
13,500	9,500	23,000	Johnson Controls International PLC	$476,145.00	$335,065.00	$811,210.00
-	30,000	30,000	Schneider Electric SE ADR *	-	$464,100.00	$464,100.00
-	11,000	11,000	Textron, Inc.	-	$597,300.00	$597,300.00
-	20,000	20,000	Trinity Industries, Inc.	-	$468,200.00	$468,200.00
-	400	400	Triumph Group, Inc.	-	$9,264.00	$9,264.00
5,700	-	5,700	United Rentals, Inc. *	$767,163.00	-	$767,163.00
				$2,056,868.00	$3,682,576.00	$5,739,444.00

			Chemicals - 8.35%
-	4,600	4,600	Albemarle Corp.	-	$419,934.00	$419,934.00
-	10,000	10,000	CF Industries Holdings, Inc.	-	$422,000.00	$422,000.00
-	7,900	7,900	Eastman Chemical Co.	-	$653,251.00	$653,251.00
-	5,300	5,300	FMC Corp.	-	$474,350.00	$474,350.00
-	18,800	18,800	Huntsman Corp.	-	$466,052.00	$466,052.00
7,900	-	7,900	LyondellBasell Industries NV Class A	$675,608.00	-	$675,608.00
				$675,608.00	$2,435,587.00	$3,111,195.00
			Consumer Durables & Apparel - 10.92%
33,400	-	33,400	Hanesbrand, Inc.	$620,906.00	-	$620,906.00
18,250	-	18,250	Horton DR, Inc.	$709,743.00	-	$709,743.00
11,200	-	11,200	Lennar Corp. Class A	$537,376.00	-	$537,376.00
-	24,494	24,494	MDC Holdings, Inc.	-	$706,418.00	$706,418.00
3,300	-	3,300	Mohawk Industries, Inc. *	$449,196.00	-	$449,196.00
-	12,500	12,500	Tapestry, Inc.	-	$436,750.00	$436,750.00
-	7,000	7,000	VF Corp.	-	$611,520.00	$611,520.00
				$2,317,221.00	$1,754,688.00	$4,071,909.00
			Containers & Packaging - 2.15%
-	10,400	10,400	International Paper Co.	-	$476,528.00	$476,528.00
-	8,700	8,700	WestRock Co.	-	$325,206.00	$325,206.00
				-	$801,734.00	$801,734.00
			Diversified Financials - 4.00%
18,200	-	18,200	Franklin Resources, Inc.	$593,502.00	-	$593,502.00
15,600	-	15,600	Legg Mason, Inc.	$456,300.00	-	$456,300.00
-	4,813	4,813	Macquarie Group Ltd. ADR	-	$439,812.00	$439,812.00
				$1,049,802.00	$439,812.00	$1,489,614.00
			Food, Beverage & Tobacco - 2.61%
-	18,000	18,000	Flowers Foods, Inc.	-	$368,460.00	$368,460.00
5,700	-	5,700	The JM Smucker Co.	$603,687.00	-	$603,687.00
				$603,687.00	$368,460.00	$972,147.00
			Health Care Equipment & Services - 1.68%
-	6,100	6,100	CVS Health Corp.	-	$352,763.00	$352,763.00
-	44,000	44,000	Owens & Minor, Inc.	-	$274,560.00	$274,560.00
				-	$627,323.00	$627,323.00
			Insurance - 1.65%
16,500	-	16,500	Unum Group	$616,440.00	-	$616,440.00

			Integrated Oil & Gas - 1.15%
-	7,500	7,500	Total SA ADR	-	$426,825.00	$426,825.00

			Metal & Mining - 2.01%
58,000	-	58,000	Freeport-McMoRan, Inc.	$748,200.00	-	$748,200.00

			Oil & Gas Equipment Services - 5.93%
35,800	-	35,800	Baker Hughes, a GE Co. Class A	$944,404.00	-	$944,404.00
21,800	-	21,800	Halliburton Co.	$669,042.00	-	$669,042.00
7,525	6,000	13,525	Schlumberger Ltd.	$331,551.00	$264,360.00	$595,911.00
				$1,944,997.00	$264,360.00	$2,209,357.00
			Oil & Gas Exploration & Production - 0.94%
2,100	-	2,100	Cimarex Energy Co.	$151,011.00	-	$151,011.00
-	12,000	12,000	Marathon Oil Corp.	-	$199,200.00	$199,200.00
				$151,011.00	$199,200.00	$350,211.00
			Oil & Gas Refining & Marketing - 4.11%
-	11,800	11,800	HollyFrontier Corp.	-	$604,160.00	$604,160.00
-	6,500	6,500	Phillips 66	-	$626,340.00	$626,340.00
-	3,700	3,700	Valero Energy Corp.	-	$301,772.00	$301,772.00
				-	$1,532,272.00	$1,532,272.00
			Paper & Forest Products - 2.23%
-	6,500	6,500	Domtar Co.	-	$330,915.00	$330,915.00
-	13,000	13,000	Schweitzer-Mauduit International, Inc.	-	$501,280.00	$501,280.00
				-	$832,195.00	$832,195.00
			Pharmaceuticals, Biotechnology & Life Science - 7.54%
-	15,000	15,000	AstraZeneca PLC ADR	-	$623,700.00	$623,700.00
9,200	-	9,200	Incyte Corp. *	$793,316.00	-	$793,316.00
-	9,147	9,147	Merck & Co., Inc.	-	$743,560.00	$743,560.00
-	15,000	15,000	Pfizer, Inc.	-	$650,250.00	$650,250.00
				$793,316.00	$2,017,510.00	$2,810,826.00
			Retail - 0.77%
10,400	-	10,400	LKQ Corp. *	$288,080.00	-	$288,080.00

			Semiconductors & Semiconductor Equipment - 6.68%
-	10,000	10,000	Intel Corp.	-	$529,600.00	$529,600.00
-	33,750	33,750	Kulicke & Soffa Industries, Inc.	-	$787,050.00	$787,050.00

18,000	-	18,000	Micron Technology, Inc. *	$735,840.00	-	$735,840.00
-	8,200	8,200	Qualcomm, Inc.	-	$437,798.00	$437,798.00
				$735,840.00	$1,754,448.00	$2,490,288.00
			Software & Services - 1.07%
-	2,900	2,900	International Business Machines Corp.	-	$400,577.00	$400,577.00

			Technology Hardware & Equipment - 2.78%
-	8,400	8,400	Seagate Technology PLC	-	$391,104.00	$391,104.00
12,800	-	12,800	Western Digital Corp.	$643,840.00	-	$643,840.00
				$643,840.00	$391,104.00	$1,034,944.00
			Telecommunication Services - 3.50%
-	20,000	20,000	AT&T, Inc.	-	$622,400.00	$622,400.00
-	12,000	12,000	Verizon Communications, Inc.	-	$683,040.00	$683,040.00
				-	$1,305,440.00	$1,305,440.00
			Transportation - 1.13%
-	6,800	6,800	Ryder System, Inc.	-	$422,688.00	$422,688.00

			Telecommunications - 1.07%
-	8,000	8,000	The Southern Co.	-	$397,520.00	$397,520.00

			TOTAL FOR COMMON STOCKS (Cost $28,881,160) - 88.70%	$12,624,910.00	$20,437,839.00	$33,062,749.00

			REAL ESTATE INVESTMENT TRUST - 1.35%
-	17,100	17,100	Rayonier, Inc.	-	$503,937.00	$503,937.00

			TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $430,817) - 1.35%	-	$503,937.00	$503,937.00

			MONEY MARKET FUND - 9.80%
2,633,607	1,020,738	3,654,345	Federated Government Obligations Fund - Institutional Class, 2.28% **	$2,633,607.00	$1,020,738.00	$3,654,345.00

			TOTAL FOR MONEY MARKET FUND (Cost $3,654,345) - 9.80%	$2,633,607.00	$1,020,738.00	$3,654,345.00

			TOTAL INVESTMENTS (Cost $32,966,322) - 99.85%	$15,258,517.00	$21,962,514.00	$37,221,031.00

	OTHER ASSETS LESS LIABILITIES - 0.15%	$5,978.00	$48,172.00	$54,150.00

	NET ASSETS - 100.00%	$15,264,495.00	$22,010,686.00	$37,275,181.00

* Non-Income producing.
** 7-day yield as of February 28, 2019.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

Monteagle Funds
Statements of Operations
For the six months ended February 28, 2019 (Unaudited)

	Monteagle Select Value Fund	Monteagle Value Fund	Adjustment	Pro-Forma
Investment Income:
Dividends	$ 123,458	$ 349,824	$ -	$ 473,282
Interest	18,644	10,658	-	29,302
Total Investment Income	142,102	360,482	-	502,584

Expenses:
Advisory Fees	82,823	129,883	(6,395)	206,311
Chief Compliance Officer Fees	6,169	8,368	(3,333)	11,204
Trustee Fees	4,051	5,592	(3,000)	6,643
Legal Fees	-	3,550	-	3,550
ICI Membership Fees	391	369	(369)	391
Total Expenses	93,434	147,762	(12,728)	228,468

Net Investment Income	48,668	212,720	(12,728)	274,116

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:
Net Realized Gain from Investments	473,387	653,882	-	1,127,269
Net Change in Unrealized Depreciation on Investments	(763,743)	(2,933,264)	-	(3,697,007)

Net Realized and Unrealized Loss on Investments	(290,356)	(2,279,382)	-	(2,569,738)

Net Decrease in Net Assets Resulting from Operations	$ (241,688)	$ (2,066,662)	-	$ (2,295,662)

Monteagle Funds
Statements of Assets and Liabilities
As of February 28, 2019 (Unaudited)

Assets:	Monteagle Select Value Fund	Monteagle Value Fund	Pro-Forma
Investment Securities
At Cost	$ 15,601,323	$ 17,364,999	$ 32,966,322

At Fair Value	$ 15,258,517	$ 21,962,514	37,221,031

Cash	200	200	400
Receivables:
Dividends and Interest	17,549	65,361	82,910
Prepaid Expenses	3,250	4,157	7,407
Total Assets	15,279,516	22,032,232	37,311,748

Liabilities:
Collateral for Securities on Loan	77	50	127
Payables:
Due to Adviser	13,830	19,999	33,829
Chief Compliance Officer Fees	924	1,305	2,229
Trustee Fees	190	192	382
Total Liabilities	15,021	21,546	36,567
Net Assets	$ 15,264,495	$ 22,010,686	$ 37,275,181

Net Assets Consist of:
Paid In Capital	$ 15,218,293	$ 17,479,480	$ 32,697,773
Distributable Earnings	46,202	4,531,206	4,577,408
Net Assets	$ 15,264,495	$ 22,010,686	$ 37,275,181

Class I Shares
Net Assets	$ 15,264,495	$ 22,010,686	$ 37,275,181
Shares of beneficial interest outstanding (1)	1,269,744	1,424,157	2,693,901
Net asset value, offering and redemption price per share	$ 12.02	$ 15.46	$ 13.84

(1) Unlimited number of shares of beneficial interest with no par value, authorized.

The accompanying notes are an integral part of these financial statements.

Notes to Pro Forma Financial Statements, February 28, 2019 (Unaudited)

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Destination Fund pursuant to an Agreement and Plan of Reorganization and Termination (the "Reorganization") as if the Reorganization occurred on February 28, 2019.

Note 2 — Basis of Pro Forma

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Destination Fund or its shareholders as a direct result of the Reorganization. The Target Fund and the Destination Fund are both registered open-end management investment companies. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Destination Fund in exchange for shares of the Destination Fund, followed by the distribution of such shares to Target Fund shareholders in complete liquidation and termination of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that the Target Fund distributes any undistributed net investment income, if any, to its shareholders prior to the Reorganization. The Target Fund Institutional Class shareholders would have received 1,310,918 Destination Fund Institutional Class shares had the Reorganization occurred on February 28, 2019.

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the Surviving Fund with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As of Date
Monteagle Value Fund (Target)	$20,017,116	02-28-2019
Monteagle Select Value Fund (Survivor)	$12,506,742	02-28-2019
Monteagle Select Value Fund (Pro Forma Combined Fund)	$32,523,856	02-28-2019

Note 3 — Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund Statement of Operations financial information as if the Reorganization had taken place on February 28, 2019 after operating for one fiscal year using the fees and expenses information shown in the Proxy Statement/Prospectus.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Destination Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect this information.  Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2.  Actual results could differ from those estimates.  No other significant pro forma effects are expected to result from the Reorganization.  No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended.  No significant changes to any existing contracts of the Destination Fund are expected as a result of the Reorganization.

Pro forma adjustment to the investment advisory fee reflects the application of the Destination Fund's management fee against the pro forma assets of the Destination Fund post-merger.  All other pro forma adjustments reflect changes pursuant to economies of scale savings and/or the elimination of redundant fees or expenses.

Operating Expenses Category	Fee & Expense Decrease/Increase	Percentage Of Base	Fee Reduction/Increase As Expense Percent
Advisory Fees	-$6,395	-1.64%	-0.02%
Chief Compliance Officer Fees	-$3,333	-10.74%	-0.01%
Trustees Fees	-$3,000	-12.53%	-0.01%
Total Pro Forma Operating Expense Decrease Adjustment	-$12,729	-$2.94%	-0.04%

Note 4 — Accounting Survivor

The Destination Fund will be the accounting survivor.  The surviving fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Destination Fund.

Note 5 — Capital Loss Carryforwards

At August 31, 2018, the Target Fund had unutilized non-expiring federal tax short-term capital loss carryforwards of $339,418 and unutilized non-expiring federal tax long-term capital loss carryforwards of $467,535.  At August 31, 2018, the Destination Fund had unutilized non-expiring federal tax short-term capital loss carryforwards of $0 and unutilized non-expiring federal tax long-term capital loss carryforwards of $0.  For net capital losses arising in taxable years beginning after December 22, 2010, a Fund will generally be able to carry-forward such capital losses indefinitely.

Note 6 – Costs Of Reorganization

The costs of the Reorganization will be borne by the Advisor.  The costs associated with the Reorganization will not have an effect on the net asset value per share of either Fund. The costs associated with the Reorganization are expected to be approximately $20,000.

Note 7 – Repositioning Costs

It is expected that the Target Fund will sell up to 36% of its portfolio securities prior to the reorganization to more closely align the Target Fund’s portfolio with the portfolio of the Destination Fund. Actual sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization. It is expected that the disposition of these portfolio securities will generate capital gains that will be taxable to Target Fund shareholders (aside from tax-exempt accounts) prior to the Reorganization. Total transaction costs, capital gains and losses realized, and distributions to shareholders are not measurable in advance.

PART C

OTHER INFORMATION

Item 15.

Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.

Exhibits

List all exhibits filed as part of the Registration Statement.

(1)

Trust Instrument of the Registrant dated November 25, 1997. (Incorporated herein by reference to Item 24(b)(1) in Registrant’s Registration Statement on Form N-1A filed December 4, 1997.)

(a)

Amendment No. 1, dated February 14, 2006, to the Trust Instrument of the Registrant. (Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(b)

Certificate of Amendment, dated December 28, 2007, to the Trust Instrument of the Registrant. (Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 8, 2008.)

(c)

Certificate of Amendment, dated August 6, 2009, to the Trust Instrument of the Registrant. (Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 10, 2009.)

(d)

Certificate of Amendment to the Certificate of Trust of the Registrant dated September 13, 2013 and filed with the Delaware Secretary of State on September 16, 2013. (Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(2)

None.

(3)

None.

(4)

Form of Agreement and Plan of Reorganization and Termination (See Exhibit A to the Information Statement /Prospectus).

1

(5)

The following provisions from the Trust’s Trust Instrument (referenced in Item 28(a) above) define the rights of holders of Trust Shares: Articles II, V, VII and IX, and Sections 10.03, 12.04, 12.05, 12.08 and 12.14. See Exhibits 1 and 2.

(6)

(a)

Management Agreement

(i)

Management Agreement, dated May 1, 2009, by and between Registrant and Nashville Capital Corporation. (Incorporated herein by reference to Item 23(d)(1) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.)

1.

First Amendment to Monteagle Funds Management Agreement, dated September 17, 2013, between Registrant and Nashville Capital Corporation. (Incorporated herein by reference to Item 23 (d)(1)(i) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(ii)

Management Agreement, dated May 2, 2017, by and between Registrant and Nashville Capital Corporation. (Incorporated herein by reference to Item 23(d)(1)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(iii)

Management Agreement, dated March 1, 2019, by and between Registrant and Nashville Capital Corporation with respect to the Monteagle Opportunity Equity Fund. (Incorporated herein by reference to Item 16(6)(d) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(iv)

Management Agreement, dated April 15, 2019, by and between Registrant and Nashville Capital Corporation with respect to the Smart Diversification Fund. (Incorporated herein by reference to Item 23(d)(1)(iv) in Registrant’s Registration Statement on Form N-1A filed on April 22, 2019.)

(b)

Sub-Advisory Agreements

(i)

Sub-Advisory Agreement, dated July 1, 2010, by and among Registrant, Nashville Capital Corporation and Garcia Hamilton & Associates, L.P. (formerly known as Davis Hamilton Jackson & Associates, L.P.), with respect to the Quality Growth Fund. (Incorporated herein by reference to Item 28(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2010.)

(ii)

Sub-Advisory Agreement, dated September 1, 2017, by and among Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Quality Growth Fund. (Incorporated herein by reference to Item 23(d)(2)(i) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(iii)

Sub-Advisory Agreement, dated September 23, 2005, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund. (Incorporated herein by reference to Item 23(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2006.)

2

(iv)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund. (Incorporated herein by reference to Item 23(d)(3)(i) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(v)

Sub-Advisory Agreement, dated July 14, 2006, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund. (Incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

1.

First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund. (Incorporated herein by reference to Item 28(d)(4)(i) in Registrant’s Registration Statement on Form N-1A filed December 28, 2012.

(vi)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund. (Incorporated herein by reference to Item 28(d)(4)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(vii)

Sub-Advisory Agreement, dated March 31, 2008, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund. (Incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed January 8, 2008.)

1.

First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund. (Incorporated herein by reference to Item 28(d)(5)(i) in Registrant’s Registration Statement on Form N-1A filed December 28, 2012.)

(viii)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund. (Incorporated herein by reference to Item 28(d)(5)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(ix)

Sub-Advisory Agreement, dated May 1, 2009, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund. (Incorporated herein by reference to Item 23(d)(8) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.)

(x)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund. (Incorporated herein by reference to Item 28(d)(6)(i) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

3

(xi)

Sub-Advisory Agreement, dated September 17, 2013, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund. (Incorporated herein by reference to Item 23(d)(7) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(xii)

Sub-Advisory Agreement, dated September 17, 2013, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund. (Incorporated herein by reference to Item 28(d)(7)(i) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(xiii)

Sub-Advisory Agreement, dated March 1, 2019, between Registrant, Nashville Capital Corporation and G.W. Henssler & Associates, Ltd., with respect to the Monteagle Opportunity Equity Fund. (Incorporated herein by reference to Item 16(6)(s) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(xiv)

Sub-Advisory Agreement, dated April 15, 2019, between Registrant, Nashville Capital Corporation and Luken Investment Analytics, LLC, with respect to the Smart Diversification Fund. (Incorporated herein by reference to Item 23(d)(9) in Registrant’s Registration Statement on Form N-1A filed on April 22, 2019.)

(7)

Distribution Agreement, dated December 1, 2016, between Registrant and Arbor Court Capital, LLC. (Incorporated herein by reference to Item 28(e)(1) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(a)

First Amendment to Distribution Agreement between Registrant and Arbor Court Capital, LLC. (Incorporated herein by reference to Item 28(7)(b) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(b)

Form of Selling Group Agreement between Arbor Court Capital, LLC and dealers. (Incorporated herein by reference to Item 28(e)(2) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(8)

None.

(9)

Custody Agreement between Registrant and Huntington National Bank. (Incorporated herein by reference to Item 23(g) in Registrant’s Registration Statement on Form N-1A filed on November 9, 2009.)

(a)

First Amendment to Custody Agreement between Registrant and Huntington National Bank. (Incorporated herein by reference to Item 23(9)(b) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(b)

Second Amendment to the Custody Agreement dated April 17, 2019 between Registrant and Huntington National Bank (Incorporated herein by reference to Item 23(9)(b) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

4

(c)

Third Amendment to the Custody Agreement between the Registrant and Huntington National Bank to be filed by subsequent amendment.

(10)

(a)

Rule 18f-3 Plan. (Incorporated herein by reference to Item 23(n) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(b)

Rule 18f-3 Plan with respect to the Monteagle Opportunity Equity Fund. (Incorporated herein by reference to Item 16(10)(b) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(11)

Opinion of counsel Charles R. Ropka, The Law Office of C. Richard Ropka as to the legality of the securities being registered. (Incorporated herein by reference to Item 11 in Registrant’s Registration Statement on Form N-14 filed on August 1, 2019.)

(12)

Form of Opinion of counsel as to tax matters. (Incorporated herein by reference to Item 12 in Registrant’s Registration Statement on Form N-14 filed on August 1, 2019.)

(13) (a)

Transfer Agent Agreement, dated December 1, 2016, between Registrant and Mutual Shareholder Services, LLC. (Incorporated herein by reference to Item 28(h)(1) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(b)

Accounting Services Agreement, dated December 1, 2016, between Registrant and Mutual Shareholder Services, LLC. (Incorporated herein by reference to Item 23(h)(2) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(14)

Consent of Independent Registered Certified Public Accounting firm. (Incorporated herein by reference to Item 14 in Registrant’s Registration Statement on Form N-14 filed on August 1, 2019.)

(15)

Not applicable.

(16)

Power of Attorney. (Incorporated herein by reference to Item 16 in Registrant’s Registration Statement on Form N-14 filed on August 1, 2019.)

(17)

Not applicable.

Item 17.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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(3)

The undersigned Registrant undertakes to file, by post-effective amendment, the final opinion of Law Office of C. Richard Ropka, LLC supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Abilene, State of Texas, on the 8th day of August, 2019.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio
Paul B. Ordonio, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul B. Ordonio	President	08/08/2019
Paul B. Ordonio		Date

/s/ Bob Anastasi	Treasurer	08/08/2019
Bob Anastasi		Date

*	Trustee	08/08/2019
Larry Joe Anderson		Date

*	Trustee	08/08/2019
David. J. Gruber		Date

*	Trustee	08/08/2019
Jeffrey W. Wallace		Date

*By: /s/ Paul B. Ordonio		08/08/2019
Paul B. Ordonio, Attorney-in-Fact		Date

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